N-4	May 01, 2025 USD ($) yr
Prospectus:
Document Type	N-4
Entity Registrant Name	VARIABLE ANNUITY ACCT C OF VOYA RETIREMENT INSURANCE & ANNUITY Co
Entity Central Index Key	0000103007
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2024
Amendment Flag	false
Fees and Expenses [Text Block]

FEES AND EXPENSES

Charges for Early Withdrawals

If the Investor withdraws money from the Contract within five (5) years following a specified date, the Investor can be assessed an early withdrawal charge equal to a maximum of 5% of the amount withdrawn. The specified date referenced in the preceding sentence can vary depending on the terms of the Contract and will be either: (1) the date the individual account was established; (2) the date the Contract was established; or (3) the number of completed Purchase Payment Periods.

For example, if you make an early withdrawal from a 403(b) Contract, you could pay a surrender charge of up to $5,000 on a $100,000 investment.

Please also note that withdrawals from the Guaranteed Accumulation Account are subject to a Market Value Adjustment, which can be either positive or negative (see APPENDIX B to this prospectus).

See “FEE TABLES − Transaction Expenses” and “CHARGES AND FEES − Transaction Fees − Early Withdrawal Charge.”

Transaction Charges

In addition to the early withdrawal charge, the Investor may also be charged for other transactions:

•  For transferring or reallocating Account Value among the investment options;

• Certain Funds may impose redemption fees as a result of withdrawals, transfers, or other Fund transactions you may initiate; and

•  Charges for advisory services due to an independent advisory services agreement between you and an investment advisor may be deducted from the Contract value.

See “FEE TABLES − Transaction Expenses” and “CHARGES AND FEES.”

Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
	Annual Fee	Minimum	Maximum
	Base Contract Expenses	1.20%[1,2]	1.25%[1,2]
	Investment Options (Portfolio Company fees and expenses)	0.09%[3]	1.41%[3]

[1]	As a percentage of average Account Value.
[2]	The mortality and expense risk charge, represented as the “Base Contract Expenses,” compensates us for the mortality and expense risks we assume under the Contract, including those risks associated with our funding of the death benefit. See “CHARGES AND FEES – Periodic Fees and Charges – Mortality and Expense Risk Charge.”
[3]	These expenses, which include management fees, distribution (12b-1) and/or service fees and other expenses, do not take into account any fee waiver or expense reimbursement arrangements that may apply. These expenses are for the year ended December 31, 2024, and will vary from year to year.
Ongoing Fees and Expenses (annual charges)

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

Lowest Annual Cost Estimate: $87	Highest Annual Cost Estimate: $2,290

Assumes:

•  Investment of $100,000;

•  5% annual appreciation;

•  Fees and expenses of least expensive Fund;

•  No optional benefits;

•  No sales charges or advisory fees; and

•  No additional Purchase Payments, transfers, or withdrawals.

Assumes:

•  Investment of $100,000;

•  5% annual appreciation;

•  Fees and expenses of most expensive Fund;

•  No sales charges or advisory fees; and

•  No additional Purchase Payments, transfers, or withdrawals.

See “FEE TABLES − Periodic Fees and Expenses” and “CHARGES AND FEES − Periodic Fees and Charges.”

Charges for Early Withdrawals [Text Block]

Charges for Early Withdrawals

If the Investor withdraws money from the Contract within five (5) years following a specified date, the Investor can be assessed an early withdrawal charge equal to a maximum of 5% of the amount withdrawn. The specified date referenced in the preceding sentence can vary depending on the terms of the Contract and will be either: (1) the date the individual account was established; (2) the date the Contract was established; or (3) the number of completed Purchase Payment Periods.

For example, if you make an early withdrawal from a 403(b) Contract, you could pay a surrender charge of up to $5,000 on a $100,000 investment.

Please also note that withdrawals from the Guaranteed Accumulation Account are subject to a Market Value Adjustment, which can be either positive or negative (see APPENDIX B to this prospectus).

See “FEE TABLES − Transaction Expenses” and “CHARGES AND FEES − Transaction Fees − Early Withdrawal Charge.”

Surrender Charge Phaseout Period, Years | yr	5
Surrender Charge (of Purchase Payments) Maximum [Percent]	5.00%
Surrender Charge Example Maximum [Dollars]	$ 5,000
Transaction Charges [Text Block]

Transaction Charges

In addition to the early withdrawal charge, the Investor may also be charged for other transactions:

•  For transferring or reallocating Account Value among the investment options;

• Certain Funds may impose redemption fees as a result of withdrawals, transfers, or other Fund transactions you may initiate; and

•  Charges for advisory services due to an independent advisory services agreement between you and an investment advisor may be deducted from the Contract value.

See “FEE TABLES − Transaction Expenses” and “CHARGES AND FEES.”

Ongoing Fees and Expenses [Table Text Block]

Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
	Annual Fee	Minimum	Maximum
	Base Contract Expenses	1.20%[1,2]	1.25%[1,2]
	Investment Options (Portfolio Company fees and expenses)	0.09%[3]	1.41%[3]

[1]	As a percentage of average Account Value.
[2]	The mortality and expense risk charge, represented as the “Base Contract Expenses,” compensates us for the mortality and expense risks we assume under the Contract, including those risks associated with our funding of the death benefit. See “CHARGES AND FEES – Periodic Fees and Charges – Mortality and Expense Risk Charge.”
[3]	These expenses, which include management fees, distribution (12b-1) and/or service fees and other expenses, do not take into account any fee waiver or expense reimbursement arrangements that may apply. These expenses are for the year ended December 31, 2024, and will vary from year to year.
Ongoing Fees and Expenses (annual charges)

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

Lowest Annual Cost Estimate: $87	Highest Annual Cost Estimate: $2,290

Assumes:

•  Investment of $100,000;

•  5% annual appreciation;

•  Fees and expenses of least expensive Fund;

•  No optional benefits;

•  No sales charges or advisory fees; and

•  No additional Purchase Payments, transfers, or withdrawals.

Assumes:

•  Investment of $100,000;

•  5% annual appreciation;

•  Fees and expenses of most expensive Fund;

•  No sales charges or advisory fees; and

•  No additional Purchase Payments, transfers, or withdrawals.

See “FEE TABLES − Periodic Fees and Expenses” and “CHARGES AND FEES − Periodic Fees and Charges.”

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	1.20%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.25%
Base Contract (N-4) Footnotes [Text Block]	As a percentage of average Account Value.The mortality and expense risk charge, represented as the “Base Contract Expenses,” compensates us for the mortality and expense risks we assume under the Contract, including those risks associated with our funding of the death benefit. See “CHARGES AND FEES – Periodic Fees and Charges – Mortality and Expense Risk Charge.”
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.09%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.41%
Investment Options Footnotes [Text Block]	These expenses, which include management fees, distribution (12b-1) and/or service fees and other expenses, do not take into account any fee waiver or expense reimbursement arrangements that may apply. These expenses are for the year ended December 31, 2024, and will vary from year to year.
Lowest and Highest Annual Cost [Table Text Block]

Lowest Annual Cost Estimate: $87	Highest Annual Cost Estimate: $2,290

Assumes:

•  Investment of $100,000;

•  5% annual appreciation;

•  Fees and expenses of least expensive Fund;

•  No optional benefits;

•  No sales charges or advisory fees; and

•  No additional Purchase Payments, transfers, or withdrawals.

Assumes:

•  Investment of $100,000;

•  5% annual appreciation;

•  Fees and expenses of most expensive Fund;

•  No sales charges or advisory fees; and

•  No additional Purchase Payments, transfers, or withdrawals.

See “FEE TABLES − Periodic Fees and Expenses” and “CHARGES AND FEES − Periodic Fees and Charges.”

Lowest Annual Cost [Dollars]	$ 87
Highest Annual Cost [Dollars]	$ 2,290
Risks [Table Text Block]

RISKS
Risk of Loss	An Investor can lose money by investing in the Contract. See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.”
Not a Short-Term Investment

This Contract is not designed for short-term investing and is not appropriate for an Investor who needs ready access to cash. The Contract is typically most useful as part of a personal retirement plan. You should not participate in this Contract if you are looking for a short-term investment or expect to make withdrawals before you are age 59½. You might be subject to federal and state income taxes and a 10% penalty.

See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.”

Risks Associated with Investment Options

An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract. Each investment option (including the Guaranteed Accumulation Account and the other Fixed Interest Options) will have its own unique risks, and you should review these investment options before making an investment decision. If all or a portion of your Account Value in the Guaranteed Accumulation Account is withdrawn, you could experience a loss as to the amount invested in that account.

See “THE INVESTMENT OPTIONS − The Variable Investment Options” and “APPENDIX A, APPENDIX B and APPENDIX C.”

Insurance Company Risks

An investment in the Contract is subject to the risks related to VRIAC, including that any obligations, including under the Fixed Interest Options, guarantees or benefits are subject to the financial strength and claims paying ability of VRIAC. More information about VRIAC, including its financial strength and claims paying ability, is available upon request, by contacting Customer Service at 1-800-584-6001.

See “THE CONTRACT − The General Account.”

Investment Restrictions [Text Block]

•  Generally, the Contract Holder or you, if permitted by the plan, may select no more than 25 investment options at enrollment. Thereafter, more than 25 investment options can be selected at any one time;

• Some Subaccounts and Fixed Interest Options may not be available through certain Contracts, your plan or in some states. See your contract or certificate for any state specific variations;

•  Not all Fixed Interest Options may be available for current or future investment;

•  There are certain restrictions on transfers from the Fixed Interest Options;

• The Company reserves the right to combine two or more Subaccounts, close Subaccounts or substitute a new Fund for a Fund in which a Subaccount currently invests; and

• The Contract is not designed to serve as a vehicle for frequent transfers. We actively monitor Fund transfer and reallocation activity to identify violations of our Excessive Trading Policy. Electronic trading privileges will be suspended if the Company determines, in its sole discretion, that our Excessive Trading Policy has been violated.

See “THE INVESTMENT OPTIONS − Selecting Investment Options and Right to Change the Separate Account” and “THE CONTRACT − Limits on Frequent or Disruptive Transfers.”

Optional Benefit Restrictions [Text Block]

•  We may discontinue or restrict the availability of an optional benefit;

•  The availability of certain benefits may vary based on employer and state approval; and

•  If a participant elects to pay advisory fees from the Variable Investment Options, such deductions will reduce the death benefit amount and also may be subject to federal and state income taxes and a 10% federal tax penalty.

See “THE CONTRACT − Contract Provisions and Limitations − The Asset Rebalancing Program,” “DEATH BENEFIT − Death Benefit Options,” “SYSTEMATIC DISTRIBUTION OPTIONS − Availability of Systematic Distribution Options” and “LOANS − Availability.”

Tax Implications [Text Block]

•  You should consult with a tax and/or legal adviser to determine the tax implications of an investment in, and distributions received under, the Contract;

•  There is no additional tax benefit to the Investor if the Contract is purchased through a tax-qualified plan or individual retirement account (“IRA”); and

•  Withdrawals will be subject to ordinary income tax and may be subject to tax penalties.

See “FEDERAL TAX CONSIDERATIONS.”

Investment Professional Compensation [Text Block]

•  We pay compensation to broker/dealers whose registered representatives sell the Contract.

•  Compensation may be paid in the form of commissions or other compensation, depending upon the agreement between the broker/dealers and the registered representative.

•  Because of this sales-based compensation, an investment professional may have a financial incentive to offer or recommend the Contract over another investment.

See “OTHER TOPICS − Contract Distribution.”

Exchanges [Text Block]

Some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should exchange your Contract only if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable for you to purchase the new contract rather than continue to own the existing Contract.

See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.”

Item 4. Fee Table [Text Block]

FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering or making withdrawals from the Contract. These fees and expenses do not reflect any advisory fee paid to an independent investment advisor retained by a participant, and if such charges were reflected, these fees and expenses would be higher. See “THE INCOME PHASE” for fees that may apply after you begin receiving payment under the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender, or make withdrawals from the Contract or take a loan from the Contract. State premium taxes may also be deducted.

Transaction Expenses

Maximum Early Withdrawal Charge[4]
(as a percentage of amount withdrawn, if applicable)	5.00%

The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Fund fees and expenses).

Annual Contract Expenses

Base Contract Expenses[5,6] (as a percentage of average Account Value)	1.20%
Administrative Expense Charge[6]	0.20%

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. A complete list of the Funds available under the Contract, including their annual expenses, may be found in APPENDIX A of this prospectus.

[4]	This is a deferred sales charge. For single purchase payment contracts, there is no early withdrawal charge. For installment purchase payment contracts, the early withdrawal charge reduces over time and applies to amounts withdrawn from the Fixed Account and to amounts withdrawn from the subaccounts and the Guaranteed Accumulation Account but only if they were attributable to amounts held in the Fixed Account at any time. These fees may be waived, reduced or eliminated in certain circumstances. See “CHARGES AND Fees.”
[5]	The mortality and expense risk charge (the mortality and expense risk charge for the Voya Government Money Market Portfolio Subaccount is currently 0.35% on an annual basis), included in the base contract expenses, compensates us for the mortality and expense risks we assume under the Contract, including those risks associated with our funding of the death benefit, including any guaranteed death benefits. The base contract expenses also reflect an administration expense charge equal to 0.35% annually of your Account Value invested in the Subaccounts. See “CHARGES AND FEES - Periodic Fees and Charges - Mortality and Expense Risk Charge.”
[6]	We reserve the right to deduct a daily charge of not more than 0.25% on an annual basis from the subaccounts.

Annual Fund Expenses

	Minimum	Maximum
Expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses (as of December 31, 2024).	0.09%	1.41%

See “CHARGES AND FEES – Fund Fees and Expenses” for additional information about the fees and expenses of the Funds, including information about the revenue we may receive from each of the Funds or the Funds’ affiliates.

Transaction Expenses [Table Text Block]	Transaction Expenses
Maximum Early Withdrawal Charge[4]
(as a percentage of amount withdrawn, if applicable)	5.00%

Sales Load (of Purchase Payments), Maximum [Percent]	5.00%
Sales Load, Footnotes [Text Block]	This is a deferred sales charge. For single purchase payment contracts, there is no early withdrawal charge. For installment purchase payment contracts, the early withdrawal charge reduces over time and applies to amounts withdrawn from the Fixed Account and to amounts withdrawn from the subaccounts and the Guaranteed Accumulation Account but only if they were attributable to amounts held in the Fixed Account at any time. These fees may be waived, reduced or eliminated in certain circumstances. See “CHARGES AND Fees.”
Annual Contract Expenses [Table Text Block]

Annual Contract Expenses

Base Contract Expenses[5,6] (as a percentage of average Account Value)	1.20%
Administrative Expense Charge[6]	0.20%

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. A complete list of the Funds available under the Contract, including their annual expenses, may be found in APPENDIX A of this prospectus.

[4]	This is a deferred sales charge. For single purchase payment contracts, there is no early withdrawal charge. For installment purchase payment contracts, the early withdrawal charge reduces over time and applies to amounts withdrawn from the Fixed Account and to amounts withdrawn from the subaccounts and the Guaranteed Accumulation Account but only if they were attributable to amounts held in the Fixed Account at any time. These fees may be waived, reduced or eliminated in certain circumstances. See “CHARGES AND Fees.”
[5]	The mortality and expense risk charge (the mortality and expense risk charge for the Voya Government Money Market Portfolio Subaccount is currently 0.35% on an annual basis), included in the base contract expenses, compensates us for the mortality and expense risks we assume under the Contract, including those risks associated with our funding of the death benefit, including any guaranteed death benefits. The base contract expenses also reflect an administration expense charge equal to 0.35% annually of your Account Value invested in the Subaccounts. See “CHARGES AND FEES - Periodic Fees and Charges - Mortality and Expense Risk Charge.”
[6]	We reserve the right to deduct a daily charge of not more than 0.25% on an annual basis from the subaccounts.

Base Contract Expense (of Average Account Value), Current [Percent]	1.20%
Base Contract Expense, Footnotes [Text Block]	The mortality and expense risk charge (the mortality and expense risk charge for the Voya Government Money Market Portfolio Subaccount is currently 0.35% on an annual basis), included in the base contract expenses, compensates us for the mortality and expense risks we assume under the Contract, including those risks associated with our funding of the death benefit, including any guaranteed death benefits. The base contract expenses also reflect an administration expense charge equal to 0.35% annually of your Account Value invested in the Subaccounts. See “CHARGES AND FEES - Periodic Fees and Charges - Mortality and Expense Risk Charge.”We reserve the right to deduct a daily charge of not more than 0.25% on an annual basis from the subaccounts.
Other Annual Expense (of Average Account Value), Current [Percent]	0.20%
Other Annual Expense, Footnotes [Text Block]	We reserve the right to deduct a daily charge of not more than 0.25% on an annual basis from the subaccounts.
Annual Portfolio Company Expenses [Table Text Block]

Annual Fund Expenses

	Minimum	Maximum
Expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses (as of December 31, 2024).	0.09%	1.41%

Portfolio Company Expenses [Text Block]	Expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses (as of December 31, 2024).
Portfolio Company Expenses Minimum [Percent]	0.09%
Portfolio Company Expenses Maximum [Percent]	1.41%
Surrender Example [Table Text Block]
Example A: If you withdraw your entire Account Value at the end of the applicable time period:	1 Year	3 Years	5 Years	10 Years
	$7,808	$13,623	$18,591	$32,450

Surrender Expense, 1 Year, Maximum [Dollars]	$ 7,808
Surrender Expense, 3 Years, Maximum [Dollars]	13,623
Surrender Expense, 5 Years, Maximum [Dollars]	18,591
Surrender Expense, 10 Years, Maximum [Dollars]	$ 32,450
No Surrender Example [Table Text Block]

Example B: If you do not withdraw your entire Account Value or if you select an Income Phase payment option at the end of the applicable time period:*	1 Year	3 Years	5 Years	10 Years
	$2,691	$8,264	$14,100	$29,929

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 2,691
No Surrender Expense, 3 Years, Maximum [Dollars]	8,264
No Surrender Expense, 5 Years, Maximum [Dollars]	14,100
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 29,929
Item 5. Principal Risks [Table Text Block]

PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

The decision to participate or invest in the Contract should be discussed with your financial representative. Make sure that you understand the risks you will face when you consider an investment in the Contract.

There are risks associated with investing in the Contract.

•	Investment Risk - You bear the risk of any decline in the Account Value caused by the performance of the underlying Funds held by the Subaccounts. Those Funds could decline in value very significantly, and there is a risk of loss of your entire amount invested. The risk of loss varies with each underlying Fund. The investment risks are described in the prospectuses for the underlying Funds. There also is investment risk associated with an investment in the Guaranteed Accumulation Account. As discussed in APPENDIX B to this prospectus, if interest rates at the time of a withdrawal have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into the Guaranteed Accumulation Account;

•	Withdrawal Risk – You should carefully consider the risk associated with withdrawals, including a surrender of the participant’s certificate and a withdrawal under a certificate. A surrender or partial withdrawal may be subject to federal and state taxes, including a 10% federal income tax penalty on the taxable portion of the withdrawal, if taken prior to age 59½. Surrendering the participant certificate terminates the certificate. You should also consider the impact that a partial withdrawal may have on the benefits under a participant certificate, potentially including partial withdrawals to pay adviser fees. If a participant retains an investment adviser and elects to pay advisory fees from the participant’s account, such deductions will reduce death benefit amounts and may be subject to federal and state income taxes and a 10% federal penalty tax. Because of Contract features like the Early Withdrawal Charge and given the tax consequences referred to above, you should not view the Contract as a short-term savings vehicle;
•	Insurance Company Insolvency - It is possible that we could experience financial difficulty in the future and even become insolvent, and therefore become unable to provide all of the guarantees and benefits that exceed the assets in the Separate Account that we have promised;
•	Tax Consequences - The value of deferred taxation on earnings grows with the amount of time funds are left in the Contract.
•	Short-Term Investment - You should not participate in this Contract if you are looking for a short-term investment or expect to need to make withdrawals before you are age 59½;
•	Cyber Security and Certain Business Continuity Risks - Our operations support complex transactions and are highly dependent on the proper functioning of information technology and communication systems. Any failure of or gap in the systems and processes necessary to support complex transactions and avoid systems failure, fraud, information security failures, processing errors, cyber intrusion, loss of data and breaches of regulation may lead to a materially adverse effect on our results of operations and corporate reputation. In addition, we must commit significant resources to maintain and enhance our existing systems in order to keep pace with applicable regulatory requirements, industry standards and customer preferences. If we fail to maintain secure and well-functioning information systems, we may not be able to rely on information for product pricing, compliance obligations, risk management and underwriting decisions. In addition, we cannot assure Investors or consumers that interruptions, failures or breaches in security of these processes and systems will not occur, or if they do occur, that they can be timely detected and remediated. The occurrence of any of these events may have a materially adverse effect on our businesses, results of operations and financial condition; and
•	Payment of Advisory Fee from Contract Value - The Advisory Fee will be paid from the Contract Value. The amount is subject to the financial strength and claims paying ability of the Company.

Item 10. Benefits Available (N-4) [Text Block]

BENEFITS AVAILABLE UNDER THE CONTRACT

The following table summarizes information about the benefits available under the Contract:

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Guaranteed Death Benefit

The death benefit is the greater of (a) or (b), where:

(a) Is the adjusted Purchase Payment total, which is the sum of all net Purchase Payments to your account, minus a proportional adjustment for withdrawals and amounts taken as a loan, which amount will never be less than zero; and

(b) Is the current Account Value, excluding amounts taken as a loan, plus any positive aggregate market value adjustment, as applicable.

		Standard	No additional fee for this death benefit.

If the death benefit in (a) is greater than the amount in (b), the amount, if any, will be credited to the Voya Government Money Market Portfolio and deposited as of the Valuation Date following the date Customer Service receives proof of death acceptable to us and a payment request in Good Order. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.

Any advisory fees deducted reduce Account Value and thus reduce the amount of this death benefit.

Asset Rebalancing Program	Allows you to reallocate your Account Value in the investments and percentages you identify.	Standard	No additional fee for this benefit.	Account Values invested in certain investment options may not be available for rebalancing under this program. Subaccount reallocations or changes outside of the asset rebalancing program may affect the program. Changes such as Fund mergers, substitutions or closures may also affect the program. This benefit may not be available under your Contract. Participants should refer to their plan document for available benefits.
Systematic Distribution Options	Allows you to receive regular payments from your account without moving into the Income Phase.	Standard	No additional fee for this benefit.	If not required under the plan, VRIAC may discontinue the availability of one or all of the systematic distribution options at any time and/or change the terms of future elections. This benefit may not be available under your Contract. Participants should refer to their plan document for available benefits.
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Loans	Allows you to borrow against your Account Value.	Standard	No additional fee for this benefit.	Loans are only allowed from amounts allocated to certain Subaccounts and Fixed Interest options.
Deduction of Advisory Fees from Participant Account	Contract permits adviser retained by participant to have its fees deducted from participant account.	Standard	No additional fee for this benefit.

Advisory fees deducted reduce the amount of death benefit and may be treated as a withdrawal upon proper authorization – see discussion of each death benefit in this table above.

Withdrawal of advisory fees from a participant’s account may be subject to federal and state income taxes and a 10% federal penalty tax.

DEATH BENEFIT

The Contract provides a death benefit in the event of your death, which is payable to the Beneficiary named under the Contract. The designated Beneficiary may be changed at any time. Such change will not become effective until Customer Service receives a request in Good Order. In the event there is no Beneficiary designated under the Contract, the death benefit will be payable to your estate.

During the Accumulation Phase

For death benefit information applicable to the Income Phase, see “THE Income Phase – Death Benefit During the Income Phase.”

Payment Process

•	Following your death, the Beneficiary must provide the Company with proof of death acceptable to us and a payment request in Good Order;
•	The payment request should include selection of a benefit payment option (see below); and
•	Within seven calendar days after Customer Service receives proof of death acceptable to us and a payment request in Good Order, we will mail payment, unless otherwise requested.

Until a death benefit request is in Good Order and a payment option is selected, account dollars will remain invested as at the time of your death and no distributions will be made.

Benefit Payment Options

If you die during the Accumulation Phase of your account, the following payment options are available to your Beneficiary, if allowed by the Tax Code:

•	Lump-sum payment;
•	Payment in accordance with any of the available Income Phase payment options (see “Income Phase – Income Phase Payment Options”); or
•	Payment in accordance with an available systematic distribution option (subject to certain limitations). See “Systematic Distribution Options.”

The Beneficiary may also leave the Account Value invested in the Contract, subject to Tax Code limits on the length of time amounts may remain invested.

Payment of Death Benefit or Proceeds

Subject to the conditions and requirements of state law, full payment of the death benefit or proceeds (“Proceeds”) to a Beneficiary may be made either into an interest bearing retained asset account that is backed by our General Account (described in “The Retained Asset Account” below) or by check. For additional information about the payment options available to you, please refer to your claim forms or contact Customer Service. Beneficiaries should carefully review all settlement and payment options available under the Contract and are encouraged to consult with a financial professional or tax adviser before choosing a settlement or payment option.

The Retained Asset Account. The retained asset account, known as the Voya Personal Transition Account, is an interest-bearing account backed by our General Account. The retained asset account is not guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) and, as part of our General Account, is subject to the claims of our creditors. Beneficiaries that receive their payment through the retained asset account may access the entire Proceeds in the account at any time without penalty through a draftbook feature. The Company seeks to earn a profit on the account, and interest credited on the account may vary from time to time but will not be less than the minimum rate stated in the supplemental Contract delivered to the Beneficiary together with the paperwork to make a claim to the Proceeds. Interest earned on the Proceeds in the account may be less than could be earned if the Proceeds were invested outside of the account. Likewise, interest credited on the Proceeds in the account may be less than under other settlement or payment options available through the Contract.

Death Benefit Option

Guaranteed Death Benefit. Effective December 31, 2006, a guaranteed death benefit was made available under the Contract, which generally guarantees that the death benefit payable under the Contract will never be less than the amount of adjusted Purchase Payments made to your account (as defined below), less a proportional adjustment for amounts withdrawn or borrowed from your account. The guaranteed death benefit applies to all death benefits payable on or after December 31, 2006. There is no additional charge for the guaranteed death benefit.

Any advisory fee deducted reduces Account Value on a dollar-for-dollar basis; and thus reduces the amount of this death benefit.

Calculating the Adjusted Purchase Payment Guaranteed Death Benefit. The death benefit under the Adjusted Purchase Payment Guaranteed Death Benefit is guaranteed to be the greater of (a) or (b) as calculated as of the next Valuation Date following Customer Service’s receipt of proof of death and a payment request in Good Order where:

(a)	is the adjusted Purchase Payment total, which is the sum of all net Purchase Payments to your account, minus a proportional adjustment for withdrawals and amounts taken as a loan, which amount will never be less than zero (see “Calculating Adjusted Purchase Payments” below); and
(b)	is the current Account Value, excluding amounts taken as a loan, plus any positive aggregate market value adjustment, as applicable. See Appendix B and the Guaranteed Accumulation Account prospectus for further information regarding the market value adjustment.

If the amount of the death benefit in (a) is greater than the amount in (b), the Company will deposit the difference into your account. The amount, if any, will be credited to the Voya Government Money Market Portfolio and deposited as of the Valuation Date following the date Customer Service receives proof of death acceptable to us and a payment request in Good Order.

If the Beneficiary in that situation requests an immediate payment or begins Income Phase payments, the amount paid will be the current Account Value, excluding any amounts taken as a loan, plus any aggregate positive market value adjustment, as of the Valuation Date following the date Customer Service receives proof of death acceptable to us and a payment request in Good Order.

If the amount of the death benefit in (a) is less than the amount in (b), and the Beneficiary requests an immediate payment or begins Income Phase payments, the amount paid will be the current Account Value, excluding any amounts taken as a loan, as of the Valuation Date following the date Customer Service receives proof of death acceptable to us and a payment request in Good Order.

In the event a Beneficiary elects to defer distribution of the death benefit, the amount paid to the Beneficiary when the Beneficiary elects to begin distribution of the death benefit will equal the current Account Value, excluding any amounts taken as a loan, as of the next Valuation Date following Customer Service’s receipt of the distribution request in Good Order. The amount paid may be more or less than the amount of the death benefit determined above on the date notice of death and an election to defer payment was received. No additional death benefit is payable upon the Beneficiary’s death.

Calculating Adjusted Purchase Payments. For accounts established on or after December 31, 2006, the Adjusted Purchase payment total above is initially equal to the first Purchase Payment. For accounts established before December 31, 2006, the Adjusted Purchase Payment total is initially equal to the current account value, excluding any amounts taken as a loan, as of the close of the NYSE on the last business day in December 2006 on which the NYSE was open (December 29, 2006). For all accounts, the Adjusted Purchase Payment total is then adjusted for each subsequent Purchase Payment, loan repayment or partial withdrawal. The adjustment for subsequent Purchase Payments and loan repayments will be dollar for dollar. The adjustment for partial withdrawals will be proportionate, reducing the Adjusted Purchase Payment total in the same proportion that the current account value, excluding any amounts taken as loans, was reduced on the date of the partial withdrawal. The proportionate adjustment of the adjusted purchase payment total for each partial withdrawal is defined as the adjusted purchase payment total at that time, multiplied by the fraction A divided by B (A/B), where:

A	is the current Account Value, excluding amounts taken as a loan, immediately after the partial withdrawal; and
B	is the current Account Value, excluding amounts taken as a loan, before the partial withdrawal.

Tax Code Requirements

If the death benefit is not taken in a lump sum by the end of the calendar year following your death, your beneficiary must satisfy the distribution rules imposed by the Tax Code. These rules recently changed for death occurring after January 1, 2020. Subject to certain exceptions most non-spouse beneficiaries must now complete death benefit distributions within ten years of your death in order to satisfy required minimum distribution rules. A beneficiary should consult a tax adviser. Failure to satisfy these rules can result in tax penalties. See “FEDERAL Tax Considerations” for additional information.

Benefits Available [Table Text Block]

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Guaranteed Death Benefit

The death benefit is the greater of (a) or (b), where:

(a) Is the adjusted Purchase Payment total, which is the sum of all net Purchase Payments to your account, minus a proportional adjustment for withdrawals and amounts taken as a loan, which amount will never be less than zero; and

(b) Is the current Account Value, excluding amounts taken as a loan, plus any positive aggregate market value adjustment, as applicable.

		Standard	No additional fee for this death benefit.

If the death benefit in (a) is greater than the amount in (b), the amount, if any, will be credited to the Voya Government Money Market Portfolio and deposited as of the Valuation Date following the date Customer Service receives proof of death acceptable to us and a payment request in Good Order. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.

Any advisory fees deducted reduce Account Value and thus reduce the amount of this death benefit.

Asset Rebalancing Program	Allows you to reallocate your Account Value in the investments and percentages you identify.	Standard	No additional fee for this benefit.	Account Values invested in certain investment options may not be available for rebalancing under this program. Subaccount reallocations or changes outside of the asset rebalancing program may affect the program. Changes such as Fund mergers, substitutions or closures may also affect the program. This benefit may not be available under your Contract. Participants should refer to their plan document for available benefits.
Systematic Distribution Options	Allows you to receive regular payments from your account without moving into the Income Phase.	Standard	No additional fee for this benefit.	If not required under the plan, VRIAC may discontinue the availability of one or all of the systematic distribution options at any time and/or change the terms of future elections. This benefit may not be available under your Contract. Participants should refer to their plan document for available benefits.
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Loans	Allows you to borrow against your Account Value.	Standard	No additional fee for this benefit.	Loans are only allowed from amounts allocated to certain Subaccounts and Fixed Interest options.
Deduction of Advisory Fees from Participant Account	Contract permits adviser retained by participant to have its fees deducted from participant account.	Standard	No additional fee for this benefit.

Advisory fees deducted reduce the amount of death benefit and may be treated as a withdrawal upon proper authorization – see discussion of each death benefit in this table above.

Withdrawal of advisory fees from a participant’s account may be subject to federal and state income taxes and a 10% federal penalty tax.

Benefits Description [Table Text Block]

DEATH BENEFIT

The Contract provides a death benefit in the event of your death, which is payable to the Beneficiary named under the Contract. The designated Beneficiary may be changed at any time. Such change will not become effective until Customer Service receives a request in Good Order. In the event there is no Beneficiary designated under the Contract, the death benefit will be payable to your estate.

During the Accumulation Phase

For death benefit information applicable to the Income Phase, see “THE Income Phase – Death Benefit During the Income Phase.”

Payment Process

•	Following your death, the Beneficiary must provide the Company with proof of death acceptable to us and a payment request in Good Order;
•	The payment request should include selection of a benefit payment option (see below); and
•	Within seven calendar days after Customer Service receives proof of death acceptable to us and a payment request in Good Order, we will mail payment, unless otherwise requested.

Until a death benefit request is in Good Order and a payment option is selected, account dollars will remain invested as at the time of your death and no distributions will be made.

Benefit Payment Options

If you die during the Accumulation Phase of your account, the following payment options are available to your Beneficiary, if allowed by the Tax Code:

•	Lump-sum payment;
•	Payment in accordance with any of the available Income Phase payment options (see “Income Phase – Income Phase Payment Options”); or
•	Payment in accordance with an available systematic distribution option (subject to certain limitations). See “Systematic Distribution Options.”

The Beneficiary may also leave the Account Value invested in the Contract, subject to Tax Code limits on the length of time amounts may remain invested.

Payment of Death Benefit or Proceeds

Subject to the conditions and requirements of state law, full payment of the death benefit or proceeds (“Proceeds”) to a Beneficiary may be made either into an interest bearing retained asset account that is backed by our General Account (described in “The Retained Asset Account” below) or by check. For additional information about the payment options available to you, please refer to your claim forms or contact Customer Service. Beneficiaries should carefully review all settlement and payment options available under the Contract and are encouraged to consult with a financial professional or tax adviser before choosing a settlement or payment option.

The Retained Asset Account. The retained asset account, known as the Voya Personal Transition Account, is an interest-bearing account backed by our General Account. The retained asset account is not guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) and, as part of our General Account, is subject to the claims of our creditors. Beneficiaries that receive their payment through the retained asset account may access the entire Proceeds in the account at any time without penalty through a draftbook feature. The Company seeks to earn a profit on the account, and interest credited on the account may vary from time to time but will not be less than the minimum rate stated in the supplemental Contract delivered to the Beneficiary together with the paperwork to make a claim to the Proceeds. Interest earned on the Proceeds in the account may be less than could be earned if the Proceeds were invested outside of the account. Likewise, interest credited on the Proceeds in the account may be less than under other settlement or payment options available through the Contract.

Death Benefit Option

Guaranteed Death Benefit. Effective December 31, 2006, a guaranteed death benefit was made available under the Contract, which generally guarantees that the death benefit payable under the Contract will never be less than the amount of adjusted Purchase Payments made to your account (as defined below), less a proportional adjustment for amounts withdrawn or borrowed from your account. The guaranteed death benefit applies to all death benefits payable on or after December 31, 2006. There is no additional charge for the guaranteed death benefit.

Any advisory fee deducted reduces Account Value on a dollar-for-dollar basis; and thus reduces the amount of this death benefit.

Calculating the Adjusted Purchase Payment Guaranteed Death Benefit. The death benefit under the Adjusted Purchase Payment Guaranteed Death Benefit is guaranteed to be the greater of (a) or (b) as calculated as of the next Valuation Date following Customer Service’s receipt of proof of death and a payment request in Good Order where:

(a)	is the adjusted Purchase Payment total, which is the sum of all net Purchase Payments to your account, minus a proportional adjustment for withdrawals and amounts taken as a loan, which amount will never be less than zero (see “Calculating Adjusted Purchase Payments” below); and
(b)	is the current Account Value, excluding amounts taken as a loan, plus any positive aggregate market value adjustment, as applicable. See Appendix B and the Guaranteed Accumulation Account prospectus for further information regarding the market value adjustment.

If the amount of the death benefit in (a) is greater than the amount in (b), the Company will deposit the difference into your account. The amount, if any, will be credited to the Voya Government Money Market Portfolio and deposited as of the Valuation Date following the date Customer Service receives proof of death acceptable to us and a payment request in Good Order.

If the Beneficiary in that situation requests an immediate payment or begins Income Phase payments, the amount paid will be the current Account Value, excluding any amounts taken as a loan, plus any aggregate positive market value adjustment, as of the Valuation Date following the date Customer Service receives proof of death acceptable to us and a payment request in Good Order.

If the amount of the death benefit in (a) is less than the amount in (b), and the Beneficiary requests an immediate payment or begins Income Phase payments, the amount paid will be the current Account Value, excluding any amounts taken as a loan, as of the Valuation Date following the date Customer Service receives proof of death acceptable to us and a payment request in Good Order.

In the event a Beneficiary elects to defer distribution of the death benefit, the amount paid to the Beneficiary when the Beneficiary elects to begin distribution of the death benefit will equal the current Account Value, excluding any amounts taken as a loan, as of the next Valuation Date following Customer Service’s receipt of the distribution request in Good Order. The amount paid may be more or less than the amount of the death benefit determined above on the date notice of death and an election to defer payment was received. No additional death benefit is payable upon the Beneficiary’s death.

Calculating Adjusted Purchase Payments. For accounts established on or after December 31, 2006, the Adjusted Purchase payment total above is initially equal to the first Purchase Payment. For accounts established before December 31, 2006, the Adjusted Purchase Payment total is initially equal to the current account value, excluding any amounts taken as a loan, as of the close of the NYSE on the last business day in December 2006 on which the NYSE was open (December 29, 2006). For all accounts, the Adjusted Purchase Payment total is then adjusted for each subsequent Purchase Payment, loan repayment or partial withdrawal. The adjustment for subsequent Purchase Payments and loan repayments will be dollar for dollar. The adjustment for partial withdrawals will be proportionate, reducing the Adjusted Purchase Payment total in the same proportion that the current account value, excluding any amounts taken as loans, was reduced on the date of the partial withdrawal. The proportionate adjustment of the adjusted purchase payment total for each partial withdrawal is defined as the adjusted purchase payment total at that time, multiplied by the fraction A divided by B (A/B), where:

A	is the current Account Value, excluding amounts taken as a loan, immediately after the partial withdrawal; and
B	is the current Account Value, excluding amounts taken as a loan, before the partial withdrawal.

Tax Code Requirements

If the death benefit is not taken in a lump sum by the end of the calendar year following your death, your beneficiary must satisfy the distribution rules imposed by the Tax Code. These rules recently changed for death occurring after January 1, 2020. Subject to certain exceptions most non-spouse beneficiaries must now complete death benefit distributions within ten years of your death in order to satisfy required minimum distribution rules. A beneficiary should consult a tax adviser. Failure to satisfy these rules can result in tax penalties. See “FEDERAL Tax Considerations” for additional information.

Operation of Benefit [Text Block]

Death Benefit Option

Guaranteed Death Benefit. Effective December 31, 2006, a guaranteed death benefit was made available under the Contract, which generally guarantees that the death benefit payable under the Contract will never be less than the amount of adjusted Purchase Payments made to your account (as defined below), less a proportional adjustment for amounts withdrawn or borrowed from your account. The guaranteed death benefit applies to all death benefits payable on or after December 31, 2006. There is no additional charge for the guaranteed death benefit.

Any advisory fee deducted reduces Account Value on a dollar-for-dollar basis; and thus reduces the amount of this death benefit.

Calculating the Adjusted Purchase Payment Guaranteed Death Benefit. The death benefit under the Adjusted Purchase Payment Guaranteed Death Benefit is guaranteed to be the greater of (a) or (b) as calculated as of the next Valuation Date following Customer Service’s receipt of proof of death and a payment request in Good Order where:

(a)	is the adjusted Purchase Payment total, which is the sum of all net Purchase Payments to your account, minus a proportional adjustment for withdrawals and amounts taken as a loan, which amount will never be less than zero (see “Calculating Adjusted Purchase Payments” below); and
(b)	is the current Account Value, excluding amounts taken as a loan, plus any positive aggregate market value adjustment, as applicable. See Appendix B and the Guaranteed Accumulation Account prospectus for further information regarding the market value adjustment.

If the amount of the death benefit in (a) is greater than the amount in (b), the Company will deposit the difference into your account. The amount, if any, will be credited to the Voya Government Money Market Portfolio and deposited as of the Valuation Date following the date Customer Service receives proof of death acceptable to us and a payment request in Good Order.

If the Beneficiary in that situation requests an immediate payment or begins Income Phase payments, the amount paid will be the current Account Value, excluding any amounts taken as a loan, plus any aggregate positive market value adjustment, as of the Valuation Date following the date Customer Service receives proof of death acceptable to us and a payment request in Good Order.

If the amount of the death benefit in (a) is less than the amount in (b), and the Beneficiary requests an immediate payment or begins Income Phase payments, the amount paid will be the current Account Value, excluding any amounts taken as a loan, as of the Valuation Date following the date Customer Service receives proof of death acceptable to us and a payment request in Good Order.

In the event a Beneficiary elects to defer distribution of the death benefit, the amount paid to the Beneficiary when the Beneficiary elects to begin distribution of the death benefit will equal the current Account Value, excluding any amounts taken as a loan, as of the next Valuation Date following Customer Service’s receipt of the distribution request in Good Order. The amount paid may be more or less than the amount of the death benefit determined above on the date notice of death and an election to defer payment was received. No additional death benefit is payable upon the Beneficiary’s death.

Calculating Adjusted Purchase Payments. For accounts established on or after December 31, 2006, the Adjusted Purchase payment total above is initially equal to the first Purchase Payment. For accounts established before December 31, 2006, the Adjusted Purchase Payment total is initially equal to the current account value, excluding any amounts taken as a loan, as of the close of the NYSE on the last business day in December 2006 on which the NYSE was open (December 29, 2006). For all accounts, the Adjusted Purchase Payment total is then adjusted for each subsequent Purchase Payment, loan repayment or partial withdrawal. The adjustment for subsequent Purchase Payments and loan repayments will be dollar for dollar. The adjustment for partial withdrawals will be proportionate, reducing the Adjusted Purchase Payment total in the same proportion that the current account value, excluding any amounts taken as loans, was reduced on the date of the partial withdrawal. The proportionate adjustment of the adjusted purchase payment total for each partial withdrawal is defined as the adjusted purchase payment total at that time, multiplied by the fraction A divided by B (A/B), where:

A	is the current Account Value, excluding amounts taken as a loan, immediately after the partial withdrawal; and
B	is the current Account Value, excluding amounts taken as a loan, before the partial withdrawal.

Calculation Method of Benefit [Text Block]

Benefit Payment Options

If you die during the Accumulation Phase of your account, the following payment options are available to your Beneficiary, if allowed by the Tax Code:

•	Lump-sum payment;
•	Payment in accordance with any of the available Income Phase payment options (see “Income Phase – Income Phase Payment Options”); or
•	Payment in accordance with an available systematic distribution option (subject to certain limitations). See “Systematic Distribution Options.”

The Beneficiary may also leave the Account Value invested in the Contract, subject to Tax Code limits on the length of time amounts may remain invested.

Item 17. Portfolio Companies (N-4) [Text Block]

APPENDIX A: FUNDS AVAILABLE UNDER THE CONTRACT

The following is a list of Funds available under the Contract. The Funds available to you may vary based on employer and state approval and participants should refer to their plan documents for a list of available Funds.

More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://vpx.broadridge.com/getcontract1.asp?dtype=isp&cid=voyavpx&fid=NRVA00021. You can also request this information at no cost by calling Customer Service at 1-800-584-6001 or by sending an email request to ProspectusRequests@voya.com.

The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Seeks long-term capital appreciation.	Alger Responsible Investing Fund (Class A)[1] Investment Adviser: Fred Alger Management, LLC	1.09%	25.94%	14.92%	13.40%
Seeks long-term capital appreciation.	Allspring Small Company Growth Fund (Class A)[1,2] Investment Adviser: Allspring Funds Management, LLC Subadviser: Peregrine Capital Management, LLC	1.19%	7.82%	7.28%	7.83%
Seeks long-term capital appreciation.	Allspring Special Small Cap Value Fund (Class A)[1] Investment Adviser: Allspring Funds Management, LLC Subadviser: Allspring Capital Management Incorporated	1.41%	6.51%	7.05%	7.81%
Seeks long-term capital growth, consistent with Islamic principles.	Amana Growth Fund (Investor Shares)[2] Investment Adviser: Saturna Capital Corporation	0.87%	15.75%	15.42%	14.46%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[1]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” in the prospectus for the Contract for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[2]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds of Funds” for more information.

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Seeks current income and preservation of capital, consistent with Islamic principles. Current income is the Fund’s primary objective.	Amana Income Fund (Investor Shares)[3] Investment Adviser: Saturna Capital Corporation	1.02%	12.88%	10.31%	9.62%
Seeks long-term capital growth by investing in common stocks. Income is a secondary objective.	American Century Investments® Disciplined Core Value Fund (Class A)[3] Investment Adviser: American Century Investment Management, Inc.	0.91%	13.01%	7.97%	8.02%
Seeks to provide total return and inflation protection consistent with investment in inflation-indexed securities.	American Century Investments® Inflation-Adjusted Bond Fund (Investor Class)[3] Investment Adviser: American Century Investment Management, Inc.	0.54%	1.68%	1.52%	1.82%
Seeks to provide long-term growth of capital.	American Funds® – EuroPacific Growth Fund® (Class R4)[3] Investment Adviser: Capital Research and Management CompanySM	0.82%	4.68%	3.58%	5.30%
Seeks to provide long-term growth of capital. However, future income will remain a consideration in the management of the Fund.	American Funds® – New Perspective Fund® (Class R4) Investment Adviser: Capital Research and Management CompanySM	0.76%	16.74%	11.09%	11.08%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[3]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” in the prospectus for the Contract for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Seeks to provide growth of capital.	American Funds® – The Growth Fund of America® (Class R4)[4] Investment Adviser: Capital Research and Management CompanySM	0.64%	28.39%	14.92%	13.63%
Seeks to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.	American Funds® – Washington Mutual Investors FundSM (Class R4)[4] Investment Adviser: Capital Research and Management CompanySM	0.61%	18.96%	12.02%	11.30%
Seeks long-term growth of capital.	BlackRock Health Sciences Opportunities Portfolio (Institutional Shares)[4] Investment Adviser: BlackRock Advisors, LLC	0.84%	4.12%	6.48%	9.35%
Seeks capital appreciation and, secondarily, income, by investing in securities, primarily equity securities that Fund management believes are undervalued and therefore represent an investment value.	BlackRock Mid Cap Value Fund (Investor A)[4] Investment Adviser: BlackRock Advisors, LLC	1.00%	9.11%	9.59%	8.59%
Seeks to provide a competitive total return through an actively managed portfolio of stocks, bonds and money market instruments which offer income and capital growth opportunity.	Calvert VP SRI Balanced Portfolio (Class I) Investment Adviser: Calvert Research and Management	0.65%	19.61%	9.42%	8.42%
The investment objective of the Fund is total return through investment in real estate securities.	Cohen & Steers Real Estate Securities Fund, Inc. (Class A)[4] Investment Adviser: Cohen & Steers Capital Management, Inc.	1.10%	6.48%	4.15%	6.70%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[4]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.	Fidelity® VIP Asset Manager Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.53%	8.50%	5.65%	5.66%
Seeks long-term capital appreciation.	Fidelity® VIP ContrafundSM Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.56%	33.79%	17.04%	13.62%
Seeks reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.	Fidelity® VIP Equity-Income PortfolioSM (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.47%	15.35%	10.08%	9.21%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Seeks a high level of current income, while also considering growth of capital.	Fidelity® VIP High Income Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.77%	8.97%	2.74%	4.17%
Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.	Fidelity® VIP Index 500 Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: Geode Capital Management, LLC	0.09%	24.90%	14.40%	12.99%
Seeks long-term growth of capital.	Fidelity® VIP Overseas Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors, FIL Investment Advisors (UK) and FIL Investments (Japan) Limited	0.73%	5.05%	5.76%	6.32%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Seeks long-term total return. Under normal market conditions, the Fund invests at least 80% of its net assets in investments of small-capitalization companies.	Franklin Small Cap Value VIP Fund (Class 2)[5] Investment Adviser: Franklin Mutual Advisers, LLC	0.91%	11.71%	8.36%	8.17%
Seeks income and conservation of principal and secondarily long-term growth of capital.	Impax Sustainable Allocation Fund (Investor Class)[6] Investment Adviser: Impax Asset Management LLC	0.92%	7.50%	6.38%	6.52%
Seeks capital appreciation.	Invesco Developing Markets Fund (Class A)[6,7] Investment Adviser: Invesco Advisers, Inc.	1.26%	-1.39%	-2.31%	1.84%
Seeks long-term growth of capital.	Invesco EQV International Equity Fund (Class R5)[6] Investment Adviser: Invesco Advisers, Inc.	0.92%	0.59%	3.16%	4.30%
Seeks capital appreciation.	Invesco Main Street Fund® (Class A)[6] Investment Adviser: Invesco Advisers, Inc.	0.80%	23.64%	12.13%	11.19%
Seeks capital appreciation.	Invesco Main Street Mid Cap Fund® (Class A)[6] Investment Adviser: Invesco Advisers, Inc.	1.06%	17.07%	9.04%	7.99%
A non-diversified Fund that seeks capital growth.	Invesco V.I. American Franchise Fund (Series I) Investment Adviser: Invesco Advisers, Inc.	0.86%	34.89%	15.85%	14.16%
Seeks long-term growth of capital.	Invesco V.I. Core Equity Fund (Series I) Investment Adviser: Invesco Advisers, Inc.	0.80%	25.61%	12.36%	9.42%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[5]	Effective June 20, 2021, the Franklin Small Cap Value VIP Fund closed to new investment by new investors.
[6]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[7]	The Invesco Developing Markets Fund is only available to plans offering the Fund prior to April 12, 2013.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Seeks total return through growth of capital and current income.	Invesco Value Opportunities Fund (Class R5)[8] Investment Adviser: Invesco Advisers, Inc.	0.76%	30.44%	17.17%	11.26%
Seeks capital appreciation and current income.	JPMorgan Equity Income Fund (Class I)[8] Investment Adviser: J.P. Morgan Investment Management Inc.	0.70%	12.51%	8.44%	9.09%
Seeks a high level of current income with liquidity and safety of principal.	JPMorgan Government Bond Fund (Class I)[8] Investment Adviser: J.P. Morgan Investment Management Inc.	0.45%	1.27%	-0.50%	0.96%
Seeks long-term capital appreciation.	Lazard International Equity Portfolio (Open Shares)[8] Investment Adviser: Lazard Asset Management LLC	1.10%	5.67%	3.63%	3.98%
Seeks high current return consistent with preservation of capital.	Loomis Sayles Limited Term Government and Agency Fund (Class Y)[8] Investment Adviser: Loomis, Sayles & Company, L.P.	0.45%	3.97%	1.38%	1.43%
Seeks to deliver long-term growth of capital by investing primarily in stocks of mid-sized U.S. companies.	Lord Abbett Series Fund, Inc. – Mid Cap Stock Portfolio (Class VC) Investment Adviser: Lord, Abbett & Co. LLC	1.15%	14.90%	9.21%	6.83%
Seeks long-term growth of capital and income.	Nuveen Global Infrastructure Fund (Class I)[8] Investment Adviser: Nuveen Fund Advisors, LLC Subadviser: Nuveen Asset Management, LLC	0.97%	10.94%	4.87%	6.23%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[8]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Seeks to achieve both capital appreciation and current income.	Parnassus Core Equity FundSM (Investor Shares)[9] Investment Adviser: Parnassus Investments	0.82%	18.52%	13.25%	12.02%
Seeks maximum real return, consistent with prudent investment management.	PIMCO CommodityRealReturn Strategy Fund® (Admin Class)[9] Investment Adviser: Pacific Investment Management Company LLC	1.25%	4.54%	7.02%	1.61%
Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO VIT Real Return Portfolio (Administrative Class)[9] Investment Adviser: Pacific Investment Management Company LLC	0.84%	2.13%	1.93%	2.16%
Seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.	Pioneer Equity Income Fund (Class Y)**,9 Investment Adviser: Amundi Asset Management US, Inc.	0.81%	11.53%	6.81%	8.25%
Seeks to maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle.	TCW Securitized Bond Fund (Class N)***,9 Investment Adviser: TCW Investment Management Company	0.70%	1.62%	-1.09%	0.68%
Seeks current income with capital appreciation and growth of income.	Templeton Global Bond Fund (Class A)[9] Investment Adviser: Franklin Advisers, Inc.	0.97%	-11.95%	-5.14%	-2.03%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).
***	Effective August 19, 2024, the TCW Total Return Bond Fund (Class N) changed its name to the TCW Securitized Bond Fund (Class N).
[9]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
A non-diversified Fund that seeks long-term capital appreciation and to protect the purchasing power of your capital against inflation.	Victory Precious Metals and Minerals Fund (Class A)[10] Investment Adviser: Victory Capital Management Inc.	1.34%	10.54%	3.17%	5.58%
Seeks to provide long-term capital growth by investing primarily in common stocks.	Victory Sycamore Established Value Fund (Class A)[10,11] Investment Adviser: Victory Capital Management Inc.	0.90%	9.87%	10.72%	10.42%
Seeks to maximize income while maintaining prospects for capital appreciation.	Voya Balanced Income Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.61%	13.00%	4.23%	5.27%
Seeks to outperform the S&P 500® Index.	Voya Corporate Leaders Fund (Class I)[10] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.49%	18.05%	12.41%	10.99%
Seeks to provide investors with a high level of current income.	Voya Floating Rate Fund (Class A)***,[10] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.99%	8.89%	3.22%	3.22%
Seeks to maximize total return through a combination of current income and capital appreciation.	Voya Global Bond Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.68%	-0.97%	-2.23%	0.52%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	Effective July 12, 2024, the Voya Balanced Portfolio (Class I) merged into the Voya Balanced Income Portfolio (Class I).
***	Effective on or about August 8, 2025, the Voya Floating Rate Fund (Class A) will merge into the Voya Short Duration High Income Fund (Class A).
[10]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[11]	The Victory Sycamore Established Value Fund is closed to new investors. The Fund will continue to be available for investment by existing investors and through retirement plans that currently offer the Fund.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Seeks to maximize total returns and maintain lower volatility relative to the overall market.	Voya Global High Dividend Low Volatility Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.85%	12.68%	6.29%	6.66%
Seeks capital appreciation.	Voya Global Insights Portfolio (Class I)[12] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.75%	9.31%	7.80%	9.02%
Seeks total return.	Voya Global Perspectives® Portfolio (Class I)[13] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.83%	7.31%	3.80%	4.62%
Seeks a high level of current income consistent with liquidity and safety of principal through investment primarily in Government National Mortgage Association (“GNMA”) mortgage-backed securities (also known as GNMA Certificates) that are guaranteed as to the timely payment of principal and interest by the U.S. government.	Voya GNMA Income Fund (Class A)[13] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.84%	1.49%	-0.45%	0.84%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[12]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[13]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Fund of Funds” for more information.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments while maintaining a stable share price of $1.00.	Voya Government Money Market Portfolio (Class I)[14] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.43%	4.95%	2.28%	1.57%
Seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Growth and Income Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.67%	23.85%	15.28%	12.56%
Seeks to provide Investors with a high level of current income and total return.	Voya High Yield Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.47%	7.44%	3.39%	4.74%
Seeks to outperform the total return performance of the S&P 500® Index while maintaining a market level of risk.	Voya Index Plus LargeCap Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.55%	25.20%	13.87%	12.39%
Seeks to outperform the total return performance of the S&P MidCap 400® Index while maintaining a market level of risk.	Voya Index Plus MidCap Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.60%	15.17%	9.91%	8.69%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[14]	There is no guarantee that the Voya Government Money Market Portfolio Subaccount will have a positive or level return.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Seeks to outperform the total return performance of the S&P SmallCap 600® Index while maintaining a market level of risk.	Voya Index Plus SmallCap Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.60%	8.69%	8.38%	8.01%
Seeks to maximize total return consistent with reasonable risk. The Portfolio seeks its objective through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Intermediate Bond Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.55%	2.82%	0.17%	1.97%
Seeks maximum total return.	Voya International High Dividend Low Volatility Portfolio (Class I)[15] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.74%	7.23%	4.54%	4.09%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of a widely accepted international index.	Voya International Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.46%	3.03%	4.39%	4.95%
A non-diversified Portfolio that seeks long-term capital growth.	Voya Large Cap Growth Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.67%	34.80%	15.11%	14.26%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[15]	This Fund employs a managed volatility strategy. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds with Managed Volatility Strategies” for more information.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Seeks long-term growth of capital and current income.	Voya Large Cap Value Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.69%	17.06%	11.70%	9.50%
Seeks long– term capital appreciation.	Voya MidCap Opportunities Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.75%	15.91%	11.16%	10.60%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Growth Index.	Voya RussellTM Large Cap Growth Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.43%	34.60%	19.99%	17.55%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Growth Index.	Voya RussellTM Mid Cap Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.40%	14.90%	9.53%	9.22%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell 2000® Index.	Voya RussellTM Small Cap Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.45%	11.13%	7.05%	7.51%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Seeks growth of capital primarily through investment in a diversified portfolio of common stock of companies with smaller market capitalizations.	Voya Small Company Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.86%	10.56%	6.97%	7.42%
Seeks long-term capital appreciation.	Voya SmallCap Opportunities Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.86%	18.90%	7.90%	7.51%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2025. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2025 Portfolio (Class I)[16] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.72%	8.88%	5.35%	5.96%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2030. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2030 Portfolio (Class I)[16,17] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.72%	10.57%	6.40%	6.82%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[16]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds of Funds” for more information.
[17]	This fund is currently available under your variable annuity contract. If this fund has not been added to your plan by September 1, 2021, the fund will automatically be made available to your plan on or about November 12, 2021.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2035 Portfolio (Class I)[18] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.73%	12.01%	7.17%	7.29%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2040. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2040 Portfolio (Class I)[18,19] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.73%	13.55%	8.29%	8.06%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2045 Portfolio (Class I)[18] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.75%	14.65%	8.81%	8.19%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[18]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds of Funds” for more information.
[19]	This fund is currently available under your variable annuity contract. If this fund has not been added to your plan by September 1, 2021, the fund will automatically be made available to your plan on or about November 12, 2021.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2050. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2050 Portfolio (Class I)[20,21] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.76%	15.18%	8.91%	8.40%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2055. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2055 Portfolio (Class I)[21] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.78%	15.34%	8.95%	8.30%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2060. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2060 Portfolio (Class I)[20,21] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.78%	15.34%	8.87%	N/A

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[20]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds of Funds” for more information.
[21]	This fund is currently available under your variable annuity contract. If this fund has not been added to your plan by September 1, 2021, the fund will automatically be made available to your plan on or about November 12, 2021.

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2065. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2065 Portfolio (Class I)[22,23] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.78%	15.47%	N/A	N/A
Seeks growth of capital.	Voya Solution Aggressive Portfolio (Class I)**,[22] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.89%	17.47%	9.74%	8.75%
Seeks to provide capital growth through a diversified asset allocation strategy.	Voya Solution Balanced Portfolio (Class I)***,22 Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.80%	12.66%	6.89%	6.71%
Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution Conservative Portfolio (Class I)****,22 Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.66%	6.62%	3.29%	3.91%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	Effective July 12, 2024, the Voya Strategic Allocation Growth Portfolio (Class) merged into the Voya Solution Aggressive Portfolio (Class I).
***	Effective July 12, 2024, the Voya Strategic Allocation Moderate Portfolio (Class I) merged into the Voya Solution Balanced Portfolio (Class I).
****	Effective July 12, 2024, the Voya Strategic Allocation Conservative Portfolio (Class I) merged into Voya Solution Conservative Portfolio (Class I)
[22]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds of Funds” for more information.
[23]	This fund is currently available under your variable annuity contract. If this fund has not been added to your plan by September 1, 2021, the fund will automatically be made available to your plan on or about November 12, 2021.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution Income Portfolio (Class I)**,[24] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.68%	6.47%	3.78%	4.33%
Seeks long-term capital growth. Income is a secondary objective.	VY® American Century Small-Mid Cap Value Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: American Century Investment Management, Inc.	0.85%	8.20%	8.15%	8.54%
Seeks capital appreciation.	VY® Baron Growth Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: BAMCO, Inc.	1.25%	4.66%	8.03%	9.87%
Seeks high total return consisting of capital appreciation and current income.	VY® CBRE Global Real Estate Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: CBRE Investment Management Listed Real Assets, LLC	0.90%	0.38%	1.65%	3.16%
Seeks capital growth and income.	VY® Invesco Comstock Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.95%	14.70%	11.29%	9.33%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	Effective on or about August 8, 2025, Voya Solution 2025 Portfolio (Class I) will merge into Voya Solution Income Portfolio (Class I).
[24]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds of Funds” for more information.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Seeks total return consisting of long-term capital appreciation and current income.	VY® Invesco Equity and Income Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.64%	11.99%	8.31%	7.34%
Seeks capital appreciation.	VY® JPMorgan Emerging Markets Equity Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	1.19%	2.14%	-0.53%	3.95%
Seeks growth from capital appreciation.	VY® JPMorgan Mid Cap Value Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	0.85%	14.30%	8.67%	7.95%
Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.	VY® T. Rowe Price Capital Appreciation Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.89%	12.49%	10.35%	10.35%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Seeks long-term capital appreciation.	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.80%	23.92%	11.22%	11.94%
A non-diversified Portfolio that seeks long-term growth through investments in stocks.	VY® T. Rowe Price Growth Equity Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.71%	29.69%	13.17%	13.70%
Seeks long-term capital appreciation.	Wanger Acorn Investment Adviser: Columbia Wanger Asset Management, LLC	0.95%	14.18%	4.58%	8.12%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.

Prospectuses Available [Text Block]

The following is a list of Funds available under the Contract. The Funds available to you may vary based on employer and state approval and participants should refer to their plan documents for a list of available Funds.

More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://vpx.broadridge.com/getcontract1.asp?dtype=isp&cid=voyavpx&fid=NRVA00021. You can also request this information at no cost by calling Customer Service at 1-800-584-6001 or by sending an email request to ProspectusRequests@voya.com.

The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Portfolio Companies [Table Text Block]

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Seeks long-term capital appreciation.	Alger Responsible Investing Fund (Class A)[1] Investment Adviser: Fred Alger Management, LLC	1.09%	25.94%	14.92%	13.40%
Seeks long-term capital appreciation.	Allspring Small Company Growth Fund (Class A)[1,2] Investment Adviser: Allspring Funds Management, LLC Subadviser: Peregrine Capital Management, LLC	1.19%	7.82%	7.28%	7.83%
Seeks long-term capital appreciation.	Allspring Special Small Cap Value Fund (Class A)[1] Investment Adviser: Allspring Funds Management, LLC Subadviser: Allspring Capital Management Incorporated	1.41%	6.51%	7.05%	7.81%
Seeks long-term capital growth, consistent with Islamic principles.	Amana Growth Fund (Investor Shares)[2] Investment Adviser: Saturna Capital Corporation	0.87%	15.75%	15.42%	14.46%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[1]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” in the prospectus for the Contract for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[2]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds of Funds” for more information.

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Seeks current income and preservation of capital, consistent with Islamic principles. Current income is the Fund’s primary objective.	Amana Income Fund (Investor Shares)[3] Investment Adviser: Saturna Capital Corporation	1.02%	12.88%	10.31%	9.62%
Seeks long-term capital growth by investing in common stocks. Income is a secondary objective.	American Century Investments® Disciplined Core Value Fund (Class A)[3] Investment Adviser: American Century Investment Management, Inc.	0.91%	13.01%	7.97%	8.02%
Seeks to provide total return and inflation protection consistent with investment in inflation-indexed securities.	American Century Investments® Inflation-Adjusted Bond Fund (Investor Class)[3] Investment Adviser: American Century Investment Management, Inc.	0.54%	1.68%	1.52%	1.82%
Seeks to provide long-term growth of capital.	American Funds® – EuroPacific Growth Fund® (Class R4)[3] Investment Adviser: Capital Research and Management CompanySM	0.82%	4.68%	3.58%	5.30%
Seeks to provide long-term growth of capital. However, future income will remain a consideration in the management of the Fund.	American Funds® – New Perspective Fund® (Class R4) Investment Adviser: Capital Research and Management CompanySM	0.76%	16.74%	11.09%	11.08%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[3]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” in the prospectus for the Contract for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Seeks to provide growth of capital.	American Funds® – The Growth Fund of America® (Class R4)[4] Investment Adviser: Capital Research and Management CompanySM	0.64%	28.39%	14.92%	13.63%
Seeks to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.	American Funds® – Washington Mutual Investors FundSM (Class R4)[4] Investment Adviser: Capital Research and Management CompanySM	0.61%	18.96%	12.02%	11.30%
Seeks long-term growth of capital.	BlackRock Health Sciences Opportunities Portfolio (Institutional Shares)[4] Investment Adviser: BlackRock Advisors, LLC	0.84%	4.12%	6.48%	9.35%
Seeks capital appreciation and, secondarily, income, by investing in securities, primarily equity securities that Fund management believes are undervalued and therefore represent an investment value.	BlackRock Mid Cap Value Fund (Investor A)[4] Investment Adviser: BlackRock Advisors, LLC	1.00%	9.11%	9.59%	8.59%
Seeks to provide a competitive total return through an actively managed portfolio of stocks, bonds and money market instruments which offer income and capital growth opportunity.	Calvert VP SRI Balanced Portfolio (Class I) Investment Adviser: Calvert Research and Management	0.65%	19.61%	9.42%	8.42%
The investment objective of the Fund is total return through investment in real estate securities.	Cohen & Steers Real Estate Securities Fund, Inc. (Class A)[4] Investment Adviser: Cohen & Steers Capital Management, Inc.	1.10%	6.48%	4.15%	6.70%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[4]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.	Fidelity® VIP Asset Manager Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.53%	8.50%	5.65%	5.66%
Seeks long-term capital appreciation.	Fidelity® VIP ContrafundSM Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.56%	33.79%	17.04%	13.62%
Seeks reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.	Fidelity® VIP Equity-Income PortfolioSM (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.47%	15.35%	10.08%	9.21%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Seeks a high level of current income, while also considering growth of capital.	Fidelity® VIP High Income Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.77%	8.97%	2.74%	4.17%
Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.	Fidelity® VIP Index 500 Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: Geode Capital Management, LLC	0.09%	24.90%	14.40%	12.99%
Seeks long-term growth of capital.	Fidelity® VIP Overseas Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors, FIL Investment Advisors (UK) and FIL Investments (Japan) Limited	0.73%	5.05%	5.76%	6.32%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Seeks long-term total return. Under normal market conditions, the Fund invests at least 80% of its net assets in investments of small-capitalization companies.	Franklin Small Cap Value VIP Fund (Class 2)[5] Investment Adviser: Franklin Mutual Advisers, LLC	0.91%	11.71%	8.36%	8.17%
Seeks income and conservation of principal and secondarily long-term growth of capital.	Impax Sustainable Allocation Fund (Investor Class)[6] Investment Adviser: Impax Asset Management LLC	0.92%	7.50%	6.38%	6.52%
Seeks capital appreciation.	Invesco Developing Markets Fund (Class A)[6,7] Investment Adviser: Invesco Advisers, Inc.	1.26%	-1.39%	-2.31%	1.84%
Seeks long-term growth of capital.	Invesco EQV International Equity Fund (Class R5)[6] Investment Adviser: Invesco Advisers, Inc.	0.92%	0.59%	3.16%	4.30%
Seeks capital appreciation.	Invesco Main Street Fund® (Class A)[6] Investment Adviser: Invesco Advisers, Inc.	0.80%	23.64%	12.13%	11.19%
Seeks capital appreciation.	Invesco Main Street Mid Cap Fund® (Class A)[6] Investment Adviser: Invesco Advisers, Inc.	1.06%	17.07%	9.04%	7.99%
A non-diversified Fund that seeks capital growth.	Invesco V.I. American Franchise Fund (Series I) Investment Adviser: Invesco Advisers, Inc.	0.86%	34.89%	15.85%	14.16%
Seeks long-term growth of capital.	Invesco V.I. Core Equity Fund (Series I) Investment Adviser: Invesco Advisers, Inc.	0.80%	25.61%	12.36%	9.42%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[5]	Effective June 20, 2021, the Franklin Small Cap Value VIP Fund closed to new investment by new investors.
[6]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[7]	The Invesco Developing Markets Fund is only available to plans offering the Fund prior to April 12, 2013.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Seeks total return through growth of capital and current income.	Invesco Value Opportunities Fund (Class R5)[8] Investment Adviser: Invesco Advisers, Inc.	0.76%	30.44%	17.17%	11.26%
Seeks capital appreciation and current income.	JPMorgan Equity Income Fund (Class I)[8] Investment Adviser: J.P. Morgan Investment Management Inc.	0.70%	12.51%	8.44%	9.09%
Seeks a high level of current income with liquidity and safety of principal.	JPMorgan Government Bond Fund (Class I)[8] Investment Adviser: J.P. Morgan Investment Management Inc.	0.45%	1.27%	-0.50%	0.96%
Seeks long-term capital appreciation.	Lazard International Equity Portfolio (Open Shares)[8] Investment Adviser: Lazard Asset Management LLC	1.10%	5.67%	3.63%	3.98%
Seeks high current return consistent with preservation of capital.	Loomis Sayles Limited Term Government and Agency Fund (Class Y)[8] Investment Adviser: Loomis, Sayles & Company, L.P.	0.45%	3.97%	1.38%	1.43%
Seeks to deliver long-term growth of capital by investing primarily in stocks of mid-sized U.S. companies.	Lord Abbett Series Fund, Inc. – Mid Cap Stock Portfolio (Class VC) Investment Adviser: Lord, Abbett & Co. LLC	1.15%	14.90%	9.21%	6.83%
Seeks long-term growth of capital and income.	Nuveen Global Infrastructure Fund (Class I)[8] Investment Adviser: Nuveen Fund Advisors, LLC Subadviser: Nuveen Asset Management, LLC	0.97%	10.94%	4.87%	6.23%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[8]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Seeks to achieve both capital appreciation and current income.	Parnassus Core Equity FundSM (Investor Shares)[9] Investment Adviser: Parnassus Investments	0.82%	18.52%	13.25%	12.02%
Seeks maximum real return, consistent with prudent investment management.	PIMCO CommodityRealReturn Strategy Fund® (Admin Class)[9] Investment Adviser: Pacific Investment Management Company LLC	1.25%	4.54%	7.02%	1.61%
Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO VIT Real Return Portfolio (Administrative Class)[9] Investment Adviser: Pacific Investment Management Company LLC	0.84%	2.13%	1.93%	2.16%
Seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.	Pioneer Equity Income Fund (Class Y)**,9 Investment Adviser: Amundi Asset Management US, Inc.	0.81%	11.53%	6.81%	8.25%
Seeks to maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle.	TCW Securitized Bond Fund (Class N)***,9 Investment Adviser: TCW Investment Management Company	0.70%	1.62%	-1.09%	0.68%
Seeks current income with capital appreciation and growth of income.	Templeton Global Bond Fund (Class A)[9] Investment Adviser: Franklin Advisers, Inc.	0.97%	-11.95%	-5.14%	-2.03%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).
***	Effective August 19, 2024, the TCW Total Return Bond Fund (Class N) changed its name to the TCW Securitized Bond Fund (Class N).
[9]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
A non-diversified Fund that seeks long-term capital appreciation and to protect the purchasing power of your capital against inflation.	Victory Precious Metals and Minerals Fund (Class A)[10] Investment Adviser: Victory Capital Management Inc.	1.34%	10.54%	3.17%	5.58%
Seeks to provide long-term capital growth by investing primarily in common stocks.	Victory Sycamore Established Value Fund (Class A)[10,11] Investment Adviser: Victory Capital Management Inc.	0.90%	9.87%	10.72%	10.42%
Seeks to maximize income while maintaining prospects for capital appreciation.	Voya Balanced Income Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.61%	13.00%	4.23%	5.27%
Seeks to outperform the S&P 500® Index.	Voya Corporate Leaders Fund (Class I)[10] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.49%	18.05%	12.41%	10.99%
Seeks to provide investors with a high level of current income.	Voya Floating Rate Fund (Class A)***,[10] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.99%	8.89%	3.22%	3.22%
Seeks to maximize total return through a combination of current income and capital appreciation.	Voya Global Bond Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.68%	-0.97%	-2.23%	0.52%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	Effective July 12, 2024, the Voya Balanced Portfolio (Class I) merged into the Voya Balanced Income Portfolio (Class I).
***	Effective on or about August 8, 2025, the Voya Floating Rate Fund (Class A) will merge into the Voya Short Duration High Income Fund (Class A).
[10]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[11]	The Victory Sycamore Established Value Fund is closed to new investors. The Fund will continue to be available for investment by existing investors and through retirement plans that currently offer the Fund.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Seeks to maximize total returns and maintain lower volatility relative to the overall market.	Voya Global High Dividend Low Volatility Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.85%	12.68%	6.29%	6.66%
Seeks capital appreciation.	Voya Global Insights Portfolio (Class I)[12] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.75%	9.31%	7.80%	9.02%
Seeks total return.	Voya Global Perspectives® Portfolio (Class I)[13] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.83%	7.31%	3.80%	4.62%
Seeks a high level of current income consistent with liquidity and safety of principal through investment primarily in Government National Mortgage Association (“GNMA”) mortgage-backed securities (also known as GNMA Certificates) that are guaranteed as to the timely payment of principal and interest by the U.S. government.	Voya GNMA Income Fund (Class A)[13] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.84%	1.49%	-0.45%	0.84%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[12]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[13]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Fund of Funds” for more information.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments while maintaining a stable share price of $1.00.	Voya Government Money Market Portfolio (Class I)[14] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.43%	4.95%	2.28%	1.57%
Seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Growth and Income Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.67%	23.85%	15.28%	12.56%
Seeks to provide Investors with a high level of current income and total return.	Voya High Yield Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.47%	7.44%	3.39%	4.74%
Seeks to outperform the total return performance of the S&P 500® Index while maintaining a market level of risk.	Voya Index Plus LargeCap Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.55%	25.20%	13.87%	12.39%
Seeks to outperform the total return performance of the S&P MidCap 400® Index while maintaining a market level of risk.	Voya Index Plus MidCap Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.60%	15.17%	9.91%	8.69%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[14]	There is no guarantee that the Voya Government Money Market Portfolio Subaccount will have a positive or level return.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Seeks to outperform the total return performance of the S&P SmallCap 600® Index while maintaining a market level of risk.	Voya Index Plus SmallCap Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.60%	8.69%	8.38%	8.01%
Seeks to maximize total return consistent with reasonable risk. The Portfolio seeks its objective through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Intermediate Bond Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.55%	2.82%	0.17%	1.97%
Seeks maximum total return.	Voya International High Dividend Low Volatility Portfolio (Class I)[15] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.74%	7.23%	4.54%	4.09%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of a widely accepted international index.	Voya International Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.46%	3.03%	4.39%	4.95%
A non-diversified Portfolio that seeks long-term capital growth.	Voya Large Cap Growth Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.67%	34.80%	15.11%	14.26%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[15]	This Fund employs a managed volatility strategy. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds with Managed Volatility Strategies” for more information.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Seeks long-term growth of capital and current income.	Voya Large Cap Value Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.69%	17.06%	11.70%	9.50%
Seeks long– term capital appreciation.	Voya MidCap Opportunities Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.75%	15.91%	11.16%	10.60%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Growth Index.	Voya RussellTM Large Cap Growth Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.43%	34.60%	19.99%	17.55%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Growth Index.	Voya RussellTM Mid Cap Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.40%	14.90%	9.53%	9.22%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell 2000® Index.	Voya RussellTM Small Cap Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.45%	11.13%	7.05%	7.51%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Seeks growth of capital primarily through investment in a diversified portfolio of common stock of companies with smaller market capitalizations.	Voya Small Company Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.86%	10.56%	6.97%	7.42%
Seeks long-term capital appreciation.	Voya SmallCap Opportunities Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.86%	18.90%	7.90%	7.51%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2025. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2025 Portfolio (Class I)[16] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.72%	8.88%	5.35%	5.96%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2030. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2030 Portfolio (Class I)[16,17] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.72%	10.57%	6.40%	6.82%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[16]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds of Funds” for more information.
[17]	This fund is currently available under your variable annuity contract. If this fund has not been added to your plan by September 1, 2021, the fund will automatically be made available to your plan on or about November 12, 2021.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2035 Portfolio (Class I)[18] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.73%	12.01%	7.17%	7.29%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2040. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2040 Portfolio (Class I)[18,19] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.73%	13.55%	8.29%	8.06%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2045 Portfolio (Class I)[18] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.75%	14.65%	8.81%	8.19%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[18]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds of Funds” for more information.
[19]	This fund is currently available under your variable annuity contract. If this fund has not been added to your plan by September 1, 2021, the fund will automatically be made available to your plan on or about November 12, 2021.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2050. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2050 Portfolio (Class I)[20,21] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.76%	15.18%	8.91%	8.40%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2055. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2055 Portfolio (Class I)[21] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.78%	15.34%	8.95%	8.30%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2060. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2060 Portfolio (Class I)[20,21] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.78%	15.34%	8.87%	N/A

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[20]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds of Funds” for more information.
[21]	This fund is currently available under your variable annuity contract. If this fund has not been added to your plan by September 1, 2021, the fund will automatically be made available to your plan on or about November 12, 2021.

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2065. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2065 Portfolio (Class I)[22,23] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.78%	15.47%	N/A	N/A
Seeks growth of capital.	Voya Solution Aggressive Portfolio (Class I)**,[22] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.89%	17.47%	9.74%	8.75%
Seeks to provide capital growth through a diversified asset allocation strategy.	Voya Solution Balanced Portfolio (Class I)***,22 Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.80%	12.66%	6.89%	6.71%
Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution Conservative Portfolio (Class I)****,22 Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.66%	6.62%	3.29%	3.91%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	Effective July 12, 2024, the Voya Strategic Allocation Growth Portfolio (Class) merged into the Voya Solution Aggressive Portfolio (Class I).
***	Effective July 12, 2024, the Voya Strategic Allocation Moderate Portfolio (Class I) merged into the Voya Solution Balanced Portfolio (Class I).
****	Effective July 12, 2024, the Voya Strategic Allocation Conservative Portfolio (Class I) merged into Voya Solution Conservative Portfolio (Class I)
[22]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds of Funds” for more information.
[23]	This fund is currently available under your variable annuity contract. If this fund has not been added to your plan by September 1, 2021, the fund will automatically be made available to your plan on or about November 12, 2021.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution Income Portfolio (Class I)**,[24] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.68%	6.47%	3.78%	4.33%
Seeks long-term capital growth. Income is a secondary objective.	VY® American Century Small-Mid Cap Value Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: American Century Investment Management, Inc.	0.85%	8.20%	8.15%	8.54%
Seeks capital appreciation.	VY® Baron Growth Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: BAMCO, Inc.	1.25%	4.66%	8.03%	9.87%
Seeks high total return consisting of capital appreciation and current income.	VY® CBRE Global Real Estate Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: CBRE Investment Management Listed Real Assets, LLC	0.90%	0.38%	1.65%	3.16%
Seeks capital growth and income.	VY® Invesco Comstock Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.95%	14.70%	11.29%	9.33%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	Effective on or about August 8, 2025, Voya Solution 2025 Portfolio (Class I) will merge into Voya Solution Income Portfolio (Class I).
[24]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds of Funds” for more information.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Seeks total return consisting of long-term capital appreciation and current income.	VY® Invesco Equity and Income Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.64%	11.99%	8.31%	7.34%
Seeks capital appreciation.	VY® JPMorgan Emerging Markets Equity Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	1.19%	2.14%	-0.53%	3.95%
Seeks growth from capital appreciation.	VY® JPMorgan Mid Cap Value Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	0.85%	14.30%	8.67%	7.95%
Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.	VY® T. Rowe Price Capital Appreciation Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.89%	12.49%	10.35%	10.35%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Seeks long-term capital appreciation.	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.80%	23.92%	11.22%	11.94%
A non-diversified Portfolio that seeks long-term growth through investments in stocks.	VY® T. Rowe Price Growth Equity Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.71%	29.69%	13.17%	13.70%
Seeks long-term capital appreciation.	Wanger Acorn Investment Adviser: Columbia Wanger Asset Management, LLC	0.95%	14.18%	4.58%	8.12%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.

Investment Risk [Member]
Prospectus:
Principal Risk [Text Block]	Investment Risk - You bear the risk of any decline in the Account Value caused by the performance of the underlying Funds held by the Subaccounts. Those Funds could decline in value very significantly, and there is a risk of loss of your entire amount invested. The risk of loss varies with each underlying Fund. The investment risks are described in the prospectuses for the underlying Funds. There also is investment risk associated with an investment in the Guaranteed Accumulation Account. As discussed in APPENDIX B to this prospectus, if interest rates at the time of a withdrawal have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into the Guaranteed Accumulation Account;
Withdrawal Risk [Member]
Prospectus:
Principal Risk [Text Block]	Withdrawal Risk – You should carefully consider the risk associated with withdrawals, including a surrender of the participant’s certificate and a withdrawal under a certificate. A surrender or partial withdrawal may be subject to federal and state taxes, including a 10% federal income tax penalty on the taxable portion of the withdrawal, if taken prior to age 59½. Surrendering the participant certificate terminates the certificate. You should also consider the impact that a partial withdrawal may have on the benefits under a participant certificate, potentially including partial withdrawals to pay adviser fees. If a participant retains an investment adviser and elects to pay advisory fees from the participant’s account, such deductions will reduce death benefit amounts and may be subject to federal and state income taxes and a 10% federal penalty tax. Because of Contract features like the Early Withdrawal Charge and given the tax consequences referred to above, you should not view the Contract as a short-term savings vehicle;
Insurance Company Insolvency [Member]
Prospectus:
Principal Risk [Text Block]	Insurance Company Insolvency - It is possible that we could experience financial difficulty in the future and even become insolvent, and therefore become unable to provide all of the guarantees and benefits that exceed the assets in the Separate Account that we have promised;
Tax Consequences [Member]
Prospectus:
Principal Risk [Text Block]	Tax Consequences - The value of deferred taxation on earnings grows with the amount of time funds are left in the Contract.
Short-Term Investment [Member]
Prospectus:
Principal Risk [Text Block]	Short-Term Investment - You should not participate in this Contract if you are looking for a short-term investment or expect to need to make withdrawals before you are age 59½;
Cyber Security and Certain Business Continuity Risks [Member]
Prospectus:
Principal Risk [Text Block]	Cyber Security and Certain Business Continuity Risks - Our operations support complex transactions and are highly dependent on the proper functioning of information technology and communication systems. Any failure of or gap in the systems and processes necessary to support complex transactions and avoid systems failure, fraud, information security failures, processing errors, cyber intrusion, loss of data and breaches of regulation may lead to a materially adverse effect on our results of operations and corporate reputation. In addition, we must commit significant resources to maintain and enhance our existing systems in order to keep pace with applicable regulatory requirements, industry standards and customer preferences. If we fail to maintain secure and well-functioning information systems, we may not be able to rely on information for product pricing, compliance obligations, risk management and underwriting decisions. In addition, we cannot assure Investors or consumers that interruptions, failures or breaches in security of these processes and systems will not occur, or if they do occur, that they can be timely detected and remediated. The occurrence of any of these events may have a materially adverse effect on our businesses, results of operations and financial condition; and
Payment of Advisory Fee from Contract Value [Member]
Prospectus:
Principal Risk [Text Block]	Payment of Advisory Fee from Contract Value - The Advisory Fee will be paid from the Contract Value. The amount is subject to the financial strength and claims paying ability of the Company.
Risk of Loss [Member]
Prospectus:
Risk [Text Block]	An Investor can lose money by investing in the Contract. See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.”
Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]

This Contract is not designed for short-term investing and is not appropriate for an Investor who needs ready access to cash. The Contract is typically most useful as part of a personal retirement plan. You should not participate in this Contract if you are looking for a short-term investment or expect to make withdrawals before you are age 59½. You might be subject to federal and state income taxes and a 10% penalty.

See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.”

Investment Options Risk [Member]
Prospectus:
Risk [Text Block]

An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract. Each investment option (including the Guaranteed Accumulation Account and the other Fixed Interest Options) will have its own unique risks, and you should review these investment options before making an investment decision. If all or a portion of your Account Value in the Guaranteed Accumulation Account is withdrawn, you could experience a loss as to the amount invested in that account.

See “THE INVESTMENT OPTIONS − The Variable Investment Options” and “APPENDIX A, APPENDIX B and APPENDIX C.”

Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]

An investment in the Contract is subject to the risks related to VRIAC, including that any obligations, including under the Fixed Interest Options, guarantees or benefits are subject to the financial strength and claims paying ability of VRIAC. More information about VRIAC, including its financial strength and claims paying ability, is available upon request, by contacting Customer Service at 1-800-584-6001.

See “THE CONTRACT − The General Account.”

Alger Responsible Investing Fund (Class A) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Alger Responsible Investing Fund (Class A)[1]
Portfolio Company Adviser [Text Block]	Fred Alger Management, LLC
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	25.94%
Average Annual Total Returns, 5 Years [Percent]	14.92%
Average Annual Total Returns, 10 Years [Percent]	13.40%
Allspring Small Company Growth Fund (Class A) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Allspring Small Company Growth Fund (Class A)[1,2]
Portfolio Company Adviser [Text Block]	Allspring Funds Management, LLC
Portfolio Company Subadviser [Text Block]	Peregrine Capital Management, LLC
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	7.82%
Average Annual Total Returns, 5 Years [Percent]	7.28%
Average Annual Total Returns, 10 Years [Percent]	7.83%
Allspring Special Small Cap Value Fund (Class A) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Allspring Special Small Cap Value Fund (Class A)[1]
Portfolio Company Adviser [Text Block]	Allspring Funds Management, LLC
Portfolio Company Subadviser [Text Block]	Allspring Capital Management Incorporated
Current Expenses [Percent]	1.41%
Average Annual Total Returns, 1 Year [Percent]	6.51%
Average Annual Total Returns, 5 Years [Percent]	7.05%
Average Annual Total Returns, 10 Years [Percent]	7.81%
Amana Growth Fund (Investor Shares) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital growth, consistent with Islamic principles.
Portfolio Company Name [Text Block]	Amana Growth Fund (Investor Shares)[2]
Portfolio Company Adviser [Text Block]	Saturna Capital Corporation
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	15.75%
Average Annual Total Returns, 5 Years [Percent]	15.42%
Average Annual Total Returns, 10 Years [Percent]	14.46%
Amana Income Fund (Investor Shares) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks current income and preservation of capital, consistent with Islamic principles. Current income is the Fund’s primary objective.
Portfolio Company Name [Text Block]	Amana Income Fund (Investor Shares)[3]
Portfolio Company Adviser [Text Block]	Saturna Capital Corporation
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	12.88%
Average Annual Total Returns, 5 Years [Percent]	10.31%
Average Annual Total Returns, 10 Years [Percent]	9.62%
American Century Investments® Disciplined Core Value Fund (A Class) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital growth by investing in common stocks. Income is a secondary objective.
Portfolio Company Name [Text Block]	American Century Investments® Disciplined Core Value Fund (Class A)[3]
Portfolio Company Adviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	13.01%
Average Annual Total Returns, 5 Years [Percent]	7.97%
Average Annual Total Returns, 10 Years [Percent]	8.02%
American Century Investments® Inflation-Adjusted Bond Fund (Investor Class) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide total return and inflation protection consistent with investment in inflation-indexed securities.
Portfolio Company Name [Text Block]	American Century Investments® Inflation-Adjusted Bond Fund (Investor Class)[3]
Portfolio Company Adviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	1.68%
Average Annual Total Returns, 5 Years [Percent]	1.52%
Average Annual Total Returns, 10 Years [Percent]	1.82%
American Funds® - EuroPacific Growth Fund® (Class R-4) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide long-term growth of capital.
Portfolio Company Name [Text Block]	American Funds® – EuroPacific Growth Fund® (Class R4)[3]
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	4.68%
Average Annual Total Returns, 5 Years [Percent]	3.58%
Average Annual Total Returns, 10 Years [Percent]	5.30%
American Funds® - New Perspective Fund® (Class R-4) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide long-term growth of capital. However, future income will remain a consideration in the management of the Fund.
Portfolio Company Name [Text Block]	American Funds® – New Perspective Fund® (Class R4)
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	16.74%
Average Annual Total Returns, 5 Years [Percent]	11.09%
Average Annual Total Returns, 10 Years [Percent]	11.08%
American Funds® - The Growth Fund of America® (Class R-4) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide growth of capital.
Portfolio Company Name [Text Block]	American Funds® – The Growth Fund of America® (Class R4)[4]
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	28.39%
Average Annual Total Returns, 5 Years [Percent]	14.92%
Average Annual Total Returns, 10 Years [Percent]	13.63%
American Funds® - Washington Mutual Investors FundSM (Class R-4) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.
Portfolio Company Name [Text Block]	American Funds® – Washington Mutual Investors FundSM (Class R4)[4]
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	18.96%
Average Annual Total Returns, 5 Years [Percent]	12.02%
Average Annual Total Returns, 10 Years [Percent]	11.30%
BlackRock Health Sciences Opportunities Portfolio (Institutional Shares) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	BlackRock Health Sciences Opportunities Portfolio (Institutional Shares)[4]
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	4.12%
Average Annual Total Returns, 5 Years [Percent]	6.48%
Average Annual Total Returns, 10 Years [Percent]	9.35%
BlackRock Mid Cap Value Fund (Investor A) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation and, secondarily, income, by investing in securities, primarily equity securities that Fund management believes are undervalued and therefore represent an investment value.
Portfolio Company Name [Text Block]	BlackRock Mid Cap Value Fund (Investor A)[4]
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	9.11%
Average Annual Total Returns, 5 Years [Percent]	9.59%
Average Annual Total Returns, 10 Years [Percent]	8.59%
Calvert VP SRI Balanced Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide a competitive total return through an actively managed portfolio of stocks, bonds and money market instruments which offer income and capital growth opportunity.
Portfolio Company Name [Text Block]	Calvert VP SRI Balanced Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	19.61%
Average Annual Total Returns, 5 Years [Percent]	9.42%
Average Annual Total Returns, 10 Years [Percent]	8.42%
Cohen & Steers Real Estate Securities Fund, Inc. (Class A) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The investment objective of the Fund is total return through investment in real estate securities.
Portfolio Company Name [Text Block]	Cohen & Steers Real Estate Securities Fund, Inc. (Class A)[4]
Portfolio Company Adviser [Text Block]	Cohen & Steers Capital Management, Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	6.48%
Average Annual Total Returns, 5 Years [Percent]	4.15%
Average Annual Total Returns, 10 Years [Percent]	6.70%
Fidelity® VIP Asset Manager Portfolio (Initial Class) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.
Portfolio Company Name [Text Block]	Fidelity® VIP Asset Manager Portfolio (Initial Class)
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (“FMR”)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	8.50%
Average Annual Total Returns, 5 Years [Percent]	5.65%
Average Annual Total Returns, 10 Years [Percent]	5.66%
Fidelity® VIP ContrafundSM Portfolio (Initial Class) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Fidelity® VIP ContrafundSM Portfolio (Initial Class)
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (“FMR”)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	33.79%
Average Annual Total Returns, 5 Years [Percent]	17.04%
Average Annual Total Returns, 10 Years [Percent]	13.62%
Fidelity® VIP Equity-Income PortfolioSM (Initial Class) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.
Portfolio Company Name [Text Block]	Fidelity® VIP Equity-Income PortfolioSM (Initial Class)
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (“FMR”)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	15.35%
Average Annual Total Returns, 5 Years [Percent]	10.08%
Average Annual Total Returns, 10 Years [Percent]	9.21%
Fidelity® High Income Portfolio (Initial Class) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks a high level of current income, while also considering growth of capital.
Portfolio Company Name [Text Block]	Fidelity® VIP High Income Portfolio (Initial Class)
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (“FMR”)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	8.97%
Average Annual Total Returns, 5 Years [Percent]	2.74%
Average Annual Total Returns, 10 Years [Percent]	4.17%
Fidelity® VIP Index 500 Portfolio (Initial Class) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.
Portfolio Company Name [Text Block]	Fidelity® VIP Index 500 Portfolio (Initial Class)
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (“FMR”)
Portfolio Company Subadviser [Text Block]	Geode Capital Management, LLC
Current Expenses [Percent]	0.09%
Average Annual Total Returns, 1 Year [Percent]	24.90%
Average Annual Total Returns, 5 Years [Percent]	14.40%
Average Annual Total Returns, 10 Years [Percent]	12.99%
Fidelity® VIP Overseas Portfolio (Initial Class) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Fidelity® VIP Overseas Portfolio (Initial Class)
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (“FMR”)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors, FIL Investment Advisors (UK) and FIL Investments (Japan) Limited
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	5.05%
Average Annual Total Returns, 5 Years [Percent]	5.76%
Average Annual Total Returns, 10 Years [Percent]	6.32%
Franklin Small Cap Value VIP Fund (Class 2) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term total return. Under normal market conditions, the Fund invests at least 80% of its net assets in investments of small-capitalization companies.
Portfolio Company Name [Text Block]	Franklin Small Cap Value VIP Fund (Class 2)[5]
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	11.71%
Average Annual Total Returns, 5 Years [Percent]	8.36%
Average Annual Total Returns, 10 Years [Percent]	8.17%
Impax Sustainable Allocation Fund (Investor Class) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks income and conservation of principal and secondarily long-term growth of capital.
Portfolio Company Name [Text Block]	Impax Sustainable Allocation Fund (Investor Class)[6]
Portfolio Company Adviser [Text Block]	Impax Asset Management LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	7.50%
Average Annual Total Returns, 5 Years [Percent]	6.38%
Average Annual Total Returns, 10 Years [Percent]	6.52%
Invesco Developing Markets Fund (Class A) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Invesco Developing Markets Fund (Class A)[6,7]
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.26%
Average Annual Total Returns, 1 Year [Percent]	(1.39%)
Average Annual Total Returns, 5 Years [Percent]	(2.31%)
Average Annual Total Returns, 10 Years [Percent]	1.84%
Invesco Value Opportunities Fund (Class R5) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Invesco EQV International Equity Fund (Class R5)[6]
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	0.59%
Average Annual Total Returns, 5 Years [Percent]	3.16%
Average Annual Total Returns, 10 Years [Percent]	4.30%
Invesco Main Street Fund® (Class A) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Invesco Main Street Fund® (Class A)[6]
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	23.64%
Average Annual Total Returns, 5 Years [Percent]	12.13%
Average Annual Total Returns, 10 Years [Percent]	11.19%
Invesco Main Street Mid Cap Fund® (Class A) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Invesco Main Street Mid Cap Fund® (Class A)[6]
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	17.07%
Average Annual Total Returns, 5 Years [Percent]	9.04%
Average Annual Total Returns, 10 Years [Percent]	7.99%
Invesco V.I. American Franchise Fund (Series I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	A non-diversified Fund that seeks capital growth.
Portfolio Company Name [Text Block]	Invesco V.I. American Franchise Fund (Series I)
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	34.89%
Average Annual Total Returns, 5 Years [Percent]	15.85%
Average Annual Total Returns, 10 Years [Percent]	14.16%
Invesco V.I. Core Equity Fund (Series I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Invesco V.I. Core Equity Fund (Series I)
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	25.61%
Average Annual Total Returns, 5 Years [Percent]	12.36%
Average Annual Total Returns, 10 Years [Percent]	9.42%
Invesco Value Opportunities Fund (Class R5) [Member] [Default Label]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks total return through growth of capital and current income.
Portfolio Company Name [Text Block]	Invesco Value Opportunities Fund (Class R5)[8]
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	30.44%
Average Annual Total Returns, 5 Years [Percent]	17.17%
Average Annual Total Returns, 10 Years [Percent]	11.26%
JPMorgan Equity Income Fund (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation and current income.
Portfolio Company Name [Text Block]	JPMorgan Equity Income Fund (Class I)[8]
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	12.51%
Average Annual Total Returns, 5 Years [Percent]	8.44%
Average Annual Total Returns, 10 Years [Percent]	9.09%
JPMorgan Government Bond Fund (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks a high level of current income with liquidity and safety of principal.
Portfolio Company Name [Text Block]	JPMorgan Government Bond Fund (Class I)[8]
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	1.27%
Average Annual Total Returns, 5 Years [Percent]	(0.50%)
Average Annual Total Returns, 10 Years [Percent]	0.96%
Lazard International Equity Portfolio (Open Shares) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Lazard International Equity Portfolio (Open Shares)[8]
Portfolio Company Adviser [Text Block]	Lazard Asset Management LLC
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	5.67%
Average Annual Total Returns, 5 Years [Percent]	3.63%
Average Annual Total Returns, 10 Years [Percent]	3.98%
Loomis Sayles Limited Term Government and Agency Fund (Class Y) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks high current return consistent with preservation of capital.
Portfolio Company Name [Text Block]	Loomis Sayles Limited Term Government and Agency Fund (Class Y)[8]
Portfolio Company Adviser [Text Block]	Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	3.97%
Average Annual Total Returns, 5 Years [Percent]	1.38%
Average Annual Total Returns, 10 Years [Percent]	1.43%
Lord Abbett Series Fund, Inc. - Mid Cap Stock Portfolio (Class VC) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to deliver long-term growth of capital by investing primarily in stocks of mid-sized U.S. companies.
Portfolio Company Name [Text Block]	Lord Abbett Series Fund, Inc. – Mid Cap Stock Portfolio (Class VC)
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	14.90%
Average Annual Total Returns, 5 Years [Percent]	9.21%
Average Annual Total Returns, 10 Years [Percent]	6.83%
Nuveen Global Infrastructure Fund (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital and income.
Portfolio Company Name [Text Block]	Nuveen Global Infrastructure Fund (Class I)[8]
Portfolio Company Adviser [Text Block]	Nuveen Fund Advisors, LLC
Portfolio Company Subadviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	10.94%
Average Annual Total Returns, 5 Years [Percent]	4.87%
Average Annual Total Returns, 10 Years [Percent]	6.23%
Parnassus Core Equity FundSM (Investor Shares) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to achieve both capital appreciation and current income.
Portfolio Company Name [Text Block]	Parnassus Core Equity FundSM (Investor Shares)[9]
Portfolio Company Adviser [Text Block]	Parnassus Investments
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	18.52%
Average Annual Total Returns, 5 Years [Percent]	13.25%
Average Annual Total Returns, 10 Years [Percent]	12.02%
PIMCO CommodityRealReturn Strategy Fund® (Admin Class) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks maximum real return, consistent with prudent investment management.
Portfolio Company Name [Text Block]	PIMCO CommodityRealReturn Strategy Fund® (Admin Class)[9]
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	4.54%
Average Annual Total Returns, 5 Years [Percent]	7.02%
Average Annual Total Returns, 10 Years [Percent]	1.61%
PIMCO VIT Real Return Portfolio (Administrative Class) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Portfolio Company Name [Text Block]	PIMCO VIT Real Return Portfolio (Administrative Class)[9]
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	2.13%
Average Annual Total Returns, 5 Years [Percent]	1.93%
Average Annual Total Returns, 10 Years [Percent]	2.16%
Pioneer Equity Income Fund (Class Y) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.
Portfolio Company Name [Text Block]	Pioneer Equity Income Fund (Class Y)**,9
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	11.53%
Average Annual Total Returns, 5 Years [Percent]	6.81%
Average Annual Total Returns, 10 Years [Percent]	8.25%
TCW Securitized Bond Fund (Class N) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle.
Portfolio Company Name [Text Block]	TCW Securitized Bond Fund (Class N)***,9
Portfolio Company Adviser [Text Block]	TCW Investment Management Company
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	1.62%
Average Annual Total Returns, 5 Years [Percent]	(1.09%)
Average Annual Total Returns, 10 Years [Percent]	0.68%
Templeton Global Bond Fund (Class A) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks current income with capital appreciation and growth of income.
Portfolio Company Name [Text Block]	Templeton Global Bond Fund (Class A)[9]
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	(11.95%)
Average Annual Total Returns, 5 Years [Percent]	(5.14%)
Average Annual Total Returns, 10 Years [Percent]	(2.03%)
Victory Precious Metals and Minerals Fund (Class A) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	A non-diversified Fund that seeks long-term capital appreciation and to protect the purchasing power of your capital against inflation.
Portfolio Company Name [Text Block]	Victory Precious Metals and Minerals Fund (Class A)[10]
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	1.34%
Average Annual Total Returns, 1 Year [Percent]	10.54%
Average Annual Total Returns, 5 Years [Percent]	3.17%
Average Annual Total Returns, 10 Years [Percent]	5.58%
Victory Sycamore Established Value Fund (Class A) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide long-term capital growth by investing primarily in common stocks.
Portfolio Company Name [Text Block]	Victory Sycamore Established Value Fund (Class A)[10,11]
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	9.87%
Average Annual Total Returns, 5 Years [Percent]	10.72%
Average Annual Total Returns, 10 Years [Percent]	10.42%
Voya Balanced Income Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to maximize income while maintaining prospects for capital appreciation.
Portfolio Company Name [Text Block]	Voya Balanced Income Portfolio (Class I)**
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	13.00%
Average Annual Total Returns, 5 Years [Percent]	4.23%
Average Annual Total Returns, 10 Years [Percent]	5.27%
Voya Corporate Leaders Fund (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to outperform the S&P 500® Index.
Portfolio Company Name [Text Block]	Voya Corporate Leaders Fund (Class I)[10]
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	18.05%
Average Annual Total Returns, 5 Years [Percent]	12.41%
Average Annual Total Returns, 10 Years [Percent]	10.99%
Voya Floating Rate Fund (Class A) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide investors with a high level of current income.
Portfolio Company Name [Text Block]	Voya Floating Rate Fund (Class A)***,[10]
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	8.89%
Average Annual Total Returns, 5 Years [Percent]	3.22%
Average Annual Total Returns, 10 Years [Percent]	3.22%
Voya Global Bond Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to maximize total return through a combination of current income and capital appreciation.
Portfolio Company Name [Text Block]	Voya Global Bond Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	(0.97%)
Average Annual Total Returns, 5 Years [Percent]	(2.23%)
Average Annual Total Returns, 10 Years [Percent]	0.52%
Voya Global High Dividend Low Volatility Portfolio (Class S) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to maximize total returns and maintain lower volatility relative to the overall market.
Portfolio Company Name [Text Block]	Voya Global High Dividend Low Volatility Portfolio (Class S)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	12.68%
Average Annual Total Returns, 5 Years [Percent]	6.29%
Average Annual Total Returns, 10 Years [Percent]	6.66%
Voya Global Insights Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Voya Global Insights Portfolio (Class I)[12]
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	9.31%
Average Annual Total Returns, 5 Years [Percent]	7.80%
Average Annual Total Returns, 10 Years [Percent]
Voya Global Perspectives® Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks total return.
Portfolio Company Name [Text Block]	Voya Global Perspectives® Portfolio (Class I)[13]
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	7.31%
Average Annual Total Returns, 5 Years [Percent]	3.80%
Average Annual Total Returns, 10 Years [Percent]
Voya GNMA Income Fund (Class A) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks a high level of current income consistent with liquidity and safety of principal through investment primarily in Government National Mortgage Association (“GNMA”) mortgage-backed securities (also known as GNMA Certificates) that are guaranteed as to the timely payment of principal and interest by the U.S. government.
Portfolio Company Name [Text Block]	Voya GNMA Income Fund (Class A)[13]
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	1.49%
Average Annual Total Returns, 5 Years [Percent]	(0.45%)
Average Annual Total Returns, 10 Years [Percent]	0.84%
Voya Government Money Market Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments while maintaining a stable share price of $1.00.
Portfolio Company Name [Text Block]	Voya Government Money Market Portfolio (Class I)[14]
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	4.95%
Average Annual Total Returns, 5 Years [Percent]	2.28%
Average Annual Total Returns, 10 Years [Percent]	1.57%
Voya Growth and Income Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.
Portfolio Company Name [Text Block]	Voya Growth and Income Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	23.85%
Average Annual Total Returns, 5 Years [Percent]	15.28%
Average Annual Total Returns, 10 Years [Percent]	12.56%
Voya High Yield Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide Investors with a high level of current income and total return.
Portfolio Company Name [Text Block]	Voya High Yield Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	7.44%
Average Annual Total Returns, 5 Years [Percent]	3.39%
Average Annual Total Returns, 10 Years [Percent]	4.74%
Voya Index Plus LargeCap Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to outperform the total return performance of the S&P 500® Index while maintaining a market level of risk.
Portfolio Company Name [Text Block]	Voya Index Plus LargeCap Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	25.20%
Average Annual Total Returns, 5 Years [Percent]	13.87%
Average Annual Total Returns, 10 Years [Percent]	12.39%
Voya Index Plus MidCap Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to outperform the total return performance of the S&P MidCap 400® Index while maintaining a market level of risk.
Portfolio Company Name [Text Block]	Voya Index Plus MidCap Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	15.17%
Average Annual Total Returns, 5 Years [Percent]	9.91%
Average Annual Total Returns, 10 Years [Percent]	8.69%
Voya Index Plus SmallCap Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to outperform the total return performance of the S&P SmallCap 600® Index while maintaining a market level of risk.
Portfolio Company Name [Text Block]	Voya Index Plus SmallCap Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	8.69%
Average Annual Total Returns, 5 Years [Percent]	8.38%
Average Annual Total Returns, 10 Years [Percent]	8.01%
Voya Intermediate Bond Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to maximize total return consistent with reasonable risk. The Portfolio seeks its objective through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.
Portfolio Company Name [Text Block]	Voya Intermediate Bond Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	2.82%
Average Annual Total Returns, 5 Years [Percent]	0.17%
Average Annual Total Returns, 10 Years [Percent]	1.97%
Voya International High Dividend Low Volatility Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks maximum total return.
Portfolio Company Name [Text Block]	Voya International High Dividend Low Volatility Portfolio (Class I)[15]
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	7.23%
Average Annual Total Returns, 5 Years [Percent]	4.54%
Average Annual Total Returns, 10 Years [Percent]	4.09%
Voya International Index Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of a widely accepted international index.
Portfolio Company Name [Text Block]	Voya International Index Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.46%
Average Annual Total Returns, 1 Year [Percent]	3.03%
Average Annual Total Returns, 5 Years [Percent]	4.39%
Average Annual Total Returns, 10 Years [Percent]	4.95%
Voya Large Cap Growth Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	A non-diversified Portfolio that seeks long-term capital growth.
Portfolio Company Name [Text Block]	Voya Large Cap Growth Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	34.80%
Average Annual Total Returns, 5 Years [Percent]	15.11%
Average Annual Total Returns, 10 Years [Percent]	14.26%
Voya Large Cap Value Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital and current income.
Portfolio Company Name [Text Block]	Voya Large Cap Value Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	17.06%
Average Annual Total Returns, 5 Years [Percent]	11.70%
Average Annual Total Returns, 10 Years [Percent]	9.50%
Voya MidCap Opportunities Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long– term capital appreciation.
Portfolio Company Name [Text Block]	Voya MidCap Opportunities Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	15.91%
Average Annual Total Returns, 5 Years [Percent]	11.16%
Average Annual Total Returns, 10 Years [Percent]	10.60%
Voya RussellTM Large Cap Growth Index Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Growth Index.
Portfolio Company Name [Text Block]	Voya RussellTM Large Cap Growth Index Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	34.60%
Average Annual Total Returns, 5 Years [Percent]	19.99%
Average Annual Total Returns, 10 Years [Percent]	17.55%
Voya RussellTM Mid Cap Index Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Growth Index.
Portfolio Company Name [Text Block]	Voya RussellTM Mid Cap Index Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	14.90%
Average Annual Total Returns, 5 Years [Percent]	9.53%
Average Annual Total Returns, 10 Years [Percent]	9.22%
Voya RussellTM Small Cap Index Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell 2000® Index.
Portfolio Company Name [Text Block]	Voya RussellTM Small Cap Index Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	11.13%
Average Annual Total Returns, 5 Years [Percent]	7.05%
Average Annual Total Returns, 10 Years [Percent]	7.51%
Voya Small Company Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks growth of capital primarily through investment in a diversified portfolio of common stock of companies with smaller market capitalizations.
Portfolio Company Name [Text Block]	Voya Small Company Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	10.56%
Average Annual Total Returns, 5 Years [Percent]	6.97%
Average Annual Total Returns, 10 Years [Percent]	7.42%
Voya SmallCap Opportunities Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Voya SmallCap Opportunities Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	18.90%
Average Annual Total Returns, 5 Years [Percent]	7.90%
Average Annual Total Returns, 10 Years [Percent]	7.51%
Voya Solution 2025 Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2025. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Portfolio Company Name [Text Block]	Voya Solution 2025 Portfolio (Class I)[16]
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	8.88%
Average Annual Total Returns, 5 Years [Percent]	5.35%
Average Annual Total Returns, 10 Years [Percent]	5.96%
Voya Solution 2030 Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2030. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Portfolio Company Name [Text Block]	Voya Solution 2030 Portfolio (Class I)[16,17]
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	10.57%
Average Annual Total Returns, 5 Years [Percent]	6.40%
Average Annual Total Returns, 10 Years [Percent]	6.82%
Voya Solution 2035 Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Portfolio Company Name [Text Block]	Voya Solution 2035 Portfolio (Class I)[18]
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	12.01%
Average Annual Total Returns, 5 Years [Percent]	7.17%
Average Annual Total Returns, 10 Years [Percent]	7.29%
Voya Solution 2040 Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2040. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Portfolio Company Name [Text Block]	Voya Solution 2040 Portfolio (Class I)[18,19]
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	13.55%
Average Annual Total Returns, 5 Years [Percent]	8.29%
Average Annual Total Returns, 10 Years [Percent]	8.06%
Voya Solution 2045 Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Portfolio Company Name [Text Block]	Voya Solution 2045 Portfolio (Class I)[18]
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	14.65%
Average Annual Total Returns, 5 Years [Percent]	8.81%
Average Annual Total Returns, 10 Years [Percent]	8.19%
Voya Solution 2050 Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2050. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Portfolio Company Name [Text Block]	Voya Solution 2050 Portfolio (Class I)[20,21]
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	15.18%
Average Annual Total Returns, 5 Years [Percent]	8.91%
Average Annual Total Returns, 10 Years [Percent]	8.40%
Voya Solution 2055 Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2055. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Portfolio Company Name [Text Block]	Voya Solution 2055 Portfolio (Class I)[21]
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	15.34%
Average Annual Total Returns, 5 Years [Percent]	8.95%
Average Annual Total Returns, 10 Years [Percent]	8.30%
Voya Solution 2060 Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2060. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Portfolio Company Name [Text Block]	Voya Solution 2060 Portfolio (Class I)[20,21]
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	15.34%
Average Annual Total Returns, 5 Years [Percent]	8.87%
Average Annual Total Returns, 10 Years [Percent]
Voya Solution 2065 Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2065. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Portfolio Company Name [Text Block]	Voya Solution 2065 Portfolio (Class I)[22,23]
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	15.47%
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
Voya Solution Income Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks growth of capital.
Portfolio Company Name [Text Block]	Voya Solution Aggressive Portfolio (Class I)**,[22]
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	17.47%
Average Annual Total Returns, 5 Years [Percent]	9.74%
Average Annual Total Returns, 10 Years [Percent]	8.75%
Voya Solution Balanced Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide capital growth through a diversified asset allocation strategy.
Portfolio Company Name [Text Block]	Voya Solution Balanced Portfolio (Class I)***,22
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	12.66%
Average Annual Total Returns, 5 Years [Percent]	6.89%
Average Annual Total Returns, 10 Years [Percent]	6.71%
Voya Solution Conservative Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Portfolio Company Name [Text Block]	Voya Solution Conservative Portfolio (Class I)****,22
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	6.62%
Average Annual Total Returns, 5 Years [Percent]	3.29%
Average Annual Total Returns, 10 Years [Percent]	3.91%
Voya Solution Income Portfolio Class I 1 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Portfolio Company Name [Text Block]	Voya Solution Income Portfolio (Class I)**,[24]
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	6.47%
Average Annual Total Returns, 5 Years [Percent]	3.78%
Average Annual Total Returns, 10 Years [Percent]	4.33%
VY® American Century Small-Mid Cap Value Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital growth. Income is a secondary objective.
Portfolio Company Name [Text Block]	VY® American Century Small-Mid Cap Value Portfolio
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	8.20%
Average Annual Total Returns, 5 Years [Percent]	8.15%
Average Annual Total Returns, 10 Years [Percent]	8.54%
VY® Baron Growth Portfolio (Class S) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	VY® Baron Growth Portfolio (Class S)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	BAMCO, Inc.
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	4.66%
Average Annual Total Returns, 5 Years [Percent]	8.03%
Average Annual Total Returns, 10 Years [Percent]	9.87%
VY® CBRE Global Real Estate Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks high total return consisting of capital appreciation and current income.
Portfolio Company Name [Text Block]	VY® CBRE Global Real Estate Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	CBRE Investment Management Listed Real Assets, LLC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	0.38%
Average Annual Total Returns, 5 Years [Percent]	1.65%
Average Annual Total Returns, 10 Years [Percent]	3.16%
VY® Invesco Comstock Portfolio (Class S) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital growth and income.
Portfolio Company Name [Text Block]	VY® Invesco Comstock Portfolio (Class S)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	14.70%
Average Annual Total Returns, 5 Years [Percent]	11.29%
Average Annual Total Returns, 10 Years [Percent]	9.33%
VY® Invesco Equity and Income Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks total return consisting of long-term capital appreciation and current income.
Portfolio Company Name [Text Block]	VY® Invesco Equity and Income Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	11.99%
Average Annual Total Returns, 5 Years [Percent]	8.31%
Average Annual Total Returns, 10 Years [Percent]	7.34%
VY® JPMorgan Emerging Markets Equity Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	VY® JPMorgan Emerging Markets Equity Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	2.14%
Average Annual Total Returns, 5 Years [Percent]	(0.53%)
Average Annual Total Returns, 10 Years [Percent]	3.95%
VY® JPMorgan Mid Cap Value Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks growth from capital appreciation.
Portfolio Company Name [Text Block]	VY® JPMorgan Mid Cap Value Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	14.30%
Average Annual Total Returns, 5 Years [Percent]	8.67%
Average Annual Total Returns, 10 Years [Percent]	7.95%
VY® T. Rowe Price Capital Appreciation Portfolio (Class S) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.
Portfolio Company Name [Text Block]	VY® T. Rowe Price Capital Appreciation Portfolio (Class S)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	12.49%
Average Annual Total Returns, 5 Years [Percent]	10.35%
Average Annual Total Returns, 10 Years [Percent]	10.35%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	23.92%
Average Annual Total Returns, 5 Years [Percent]	11.22%
Average Annual Total Returns, 10 Years [Percent]	11.94%
VY® T. Rowe Price Growth Equity Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	A non-diversified Portfolio that seeks long-term growth through investments in stocks.
Portfolio Company Name [Text Block]	VY® T. Rowe Price Growth Equity Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	29.69%
Average Annual Total Returns, 5 Years [Percent]	13.17%
Average Annual Total Returns, 10 Years [Percent]	13.70%
Wanger Acorn [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Wanger Acorn
Portfolio Company Adviser [Text Block]	Columbia Wanger Asset Management, LLC
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	14.18%
Average Annual Total Returns, 5 Years [Percent]	4.58%
Average Annual Total Returns, 10 Years [Percent]	8.12%
Guaranteed Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Guaranteed Death Benefit
Purpose of Benefit [Text Block]

The death benefit is the greater of (a) or (b), where:

(a) Is the adjusted Purchase Payment total, which is the sum of all net Purchase Payments to your account, minus a proportional adjustment for withdrawals and amounts taken as a loan, which amount will never be less than zero; and

(b) Is the current Account Value, excluding amounts taken as a loan, plus any positive aggregate market value adjustment, as applicable.

Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]

If the death benefit in (a) is greater than the amount in (b), the amount, if any, will be credited to the Voya Government Money Market Portfolio and deposited as of the Valuation Date following the date Customer Service receives proof of death acceptable to us and a payment request in Good Order. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.

Any advisory fees deducted reduce Account Value and thus reduce the amount of this death benefit.

Name of Benefit [Text Block]	Guaranteed Death Benefit
Asset Rebalancing Program [Member]
Prospectus:
Name of Benefit [Text Block]	Asset Rebalancing Program
Purpose of Benefit [Text Block]	Allows you to reallocate your Account Value in the investments and percentages you identify.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Account Values invested in certain investment options may not be available for rebalancing under this program. Subaccount reallocations or changes outside of the asset rebalancing program may affect the program. Changes such as Fund mergers, substitutions or closures may also affect the program. This benefit may not be available under your Contract. Participants should refer to their plan document for available benefits.
Name of Benefit [Text Block]	Asset Rebalancing Program
Systematic Distribution Options [Member]
Prospectus:
Name of Benefit [Text Block]	Systematic Distribution Options
Purpose of Benefit [Text Block]	Allows you to receive regular payments from your account without moving into the Income Phase.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	If not required under the plan, VRIAC may discontinue the availability of one or all of the systematic distribution options at any time and/or change the terms of future elections. This benefit may not be available under your Contract. Participants should refer to their plan document for available benefits.
Name of Benefit [Text Block]	Systematic Distribution Options
Loans [Member]
Prospectus:
Name of Benefit [Text Block]	Loans
Purpose of Benefit [Text Block]	Allows you to borrow against your Account Value.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Loans are only allowed from amounts allocated to certain Subaccounts and Fixed Interest options.
Name of Benefit [Text Block]	Loans
Deduction of Advisory Fees from Participant Account [Member]
Prospectus:
Name of Benefit [Text Block]	Deduction of Advisory Fees from Participant Account
Purpose of Benefit [Text Block]	Contract permits adviser retained by participant to have its fees deducted from participant account.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]

Advisory fees deducted reduce the amount of death benefit and may be treated as a withdrawal upon proper authorization – see discussion of each death benefit in this table above.

Withdrawal of advisory fees from a participant’s account may be subject to federal and state income taxes and a 10% federal penalty tax.

Name of Benefit [Text Block]	Deduction of Advisory Fees from Participant Account